UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
07/31/2026
Date of reporting period:
07/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Large Cap 10% Target Buffer Mar ETF
TENM | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Mar ETF (the “Fund”) for the period of October 21, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Mar ETF	$38(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 9.16%.
  For the same period, the S&P Total Market Index returned 12.19% and the S&P 500 Index returned 12.21%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from April through March (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from October 21, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 22, 2025-March 31, 2026), which was less than 12 months, the Approximate Cap was 6.99% net of management fee. For that Outcome Period, the Fund returned -0.26%, and the S&P 500 Index returned -2.53%.
For the Fund’s current Outcome Period (April 1, 2026-March 31, 2027), the Approximate Cap is 18.39% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 21, 2025 through July 31, 2026
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$45,711,427
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$370,772
Portfolio Turnover Rate	3%
The inception date of the Fund was October 21, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	103.0%
Purchased Put Options	1.9%
Futures	0.0	%(c)
Written Put Options	(1.1)%
Written Call Options	(4.7)%
Money Market Funds	0.8%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Material Fund changes
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap 10% Target Buffer Mar ETF
Annual Shareholder Report — July 31, 2026
TENM-07/26-AR

iShares Large Cap 10% Target Buffer Jun ETF

TENJ | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Jun ETF (the “Fund”) for the period of October 21, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Jun ETF	$39(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 11.00%.
  For the same period, the S&P Total Market Index returned 12.19% and the S&P 500 Index returned 12.21%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from July through June (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from October 21, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 22, 2025-June 30, 2026), which was less than 12 months, the Approximate Cap was 11.40% net of management fee. For that Outcome Period, the Fund returned 10.64%, and the S&P 500 Index returned 12.29%.
For the Fund’s current Outcome Period (July 1, 2026-June 30, 2027), the Approximate Cap is 18.52% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 21, 2025 through July 31, 2026
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$39,849,622
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$51,260
Portfolio Turnover Rate	5%
The inception date of the Fund was October 21, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.2%
Purchased Put Options	5.1%
Futures	0.0	%(c)
Written Call Options	(0.9)%
Written Put Options	(2.9)%
Money Market Funds	0.4%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Material Fund changes
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap 10% Target Buffer Jun ETF
Annual Shareholder Report — July 31, 2026
TENJ-07/26-AR

iShares Large Cap 10% Target Buffer Sep ETF

STEN | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Sep ETF (the “Fund”) for the period of September 30, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Sep ETF	$41(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 11.09%.
  For the same period, the S&P Total Market Index returned 13.11% and the S&P 500 Index returned 13.06%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from October through September (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from September 30, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its current Outcome Period.
For the Fund’s current Outcome Period (October 1, 2025-September 30, 2026), the Approximate Cap is 17.13% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 30, 2025 through July 31, 2026
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$38,761,250
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$142,131
Portfolio Turnover Rate	2%
The inception date of the Fund was September 30, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Purchased Put Options	0.4%
Futures	0.0	%(c)
Written Put Options	(0.2)%
Written Call Options	(0.4)%
Money Market Funds	1.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap 10% Target Buffer Sep ETF
Annual Shareholder Report — July 31, 2026
STEN-07/26-AR

iShares Large Cap 10% Target Buffer Dec ETF
TEND | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Dec ETF (the “Fund”) for the period of October 7, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Dec ETF	$40(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2026, the Fund returned 9.72%.
  For the same period, the S&P Total Market Index returned 12.64% and the S&P 500 Index returned 12.59%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately the first 10% of Underlying Fund losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from January through December (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from October 7, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 8, 2025-December 31, 2025), which was less than 12 months, the Approximate Cap was 3.33% net of management fee. For that Outcome Period, the Fund returned 1.78%, and the S&P 500 Index returned 2.23%.
For the Fund’s current Outcome Period (January 1, 2026-December 31, 2026), the Approximate Cap is 16.15% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 7, 2025 through July 31, 2026
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$69,029,076
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$283,173
Portfolio Turnover Rate	1%
The inception date of the Fund was October 7, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.7%
Purchased Put Options	1.6%
Futures	0.0	%(c)
Written Put Options	(0.8)%
Written Call Options	(1.6)%
Money Market Funds	1.0%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Material Fund changes
This is a summary of certain changes to the Fund since October 7, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 30, 2030.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap 10% Target Buffer Dec ETF
Annual Shareholder Report — July 31, 2026
TEND-07/26-AR

iShares Large Cap Accelerated Outcome ETF

TWOX | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Accelerated Outcome ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated Outcome ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 13.13%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
Over each full calendar quarter (the “Outcome Period”), the Fund seeks to provide approximately twice the share price return (the “Accelerated Return”) of the iShares Core S&P 500 ETF (the “Underlying Fund”), up to an approximate upside limit (the “Approximate Cap”), and to approximately track the Underlying Fund’s negative share price return. The Accelerated Return and Approximate Cap were created by buying and selling call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during each of the Outcome Periods that occurred during the reporting period.
For the Outcome Period from July 1, 2025 through September 30, 2025, the Approximate Cap was 6.77% net of management fee. For that Outcome Period, the Fund returned 6.77%, and the S&P 500 Index returned 8.12%.
For the Outcome Period from October 1, 2025 through December 31, 2025, the Approximate Cap was 6.62% net of management fee. For that Outcome Period, the Fund returned 4.64%, and the S&P 500 Index returned 2.66%.
For the Outcome Period from January 1, 2026 through March 31, 2026, the Approximate Cap was 6.22% net of management fee. For that Outcome Period, the Fund returned -4.77%, and the S&P 500 Index returned -4.33%.
For the Outcome Period from April 1, 2026 through June 30, 2026, the Approximate Cap was 8.02% net of management fee. For that Outcome Period, the Fund returned 7.99%, and the S&P 500 Index returned 15.20%.
For the Fund’s current Outcome Period (July 1, 2026 through September 30, 2026), the Approximate Cap is 7.41% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund's investment objective, the Fund's gains were limited by the Approximate Cap in the Q3 2025 and Q2 2026 Outcome Periods. In the moderately positive market environment of the Q4 2025 Outcome Period, the Fund's accelerated upside strategy allowed it to outperform the S&P 500 Index. When the market declined in the Q1 2026 Outcome Period, the Fund performed broadly in line with the S&P 500 Index, consistent with the investment strategy's 1-for-1 downside participation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 15, 2025 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.13%	10.89%
S&P Total Market Index	19.67	17.11
S&P 500 Index	19.56	17.53
Key Fund statistics
Net Assets	$22,152,949
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$81,550
Portfolio Turnover Rate	2%
The inception date of the Fund was January 15, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.4%
Purchased Call Options	2.6%
Futures	0.0	%(c)
Written Call Options	(1.6)%
Money Market Funds	0.6%
Other assets, less liabilities	0.0	(c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through November 29, 2030.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Accelerated Outcome ETF
Annual Shareholder Report — July 31, 2026
TWOX-07/26-AR

iShares Large Cap Max Buffer Mar ETF
MMAX | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Max Buffer Mar ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Mar ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 6.78%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from April through March (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (April 1, 2025-March 31, 2026), the Approximate Cap was 7.61% net of management fee. For that Outcome Period, the Fund returned 7.57%, and the S&P 500 Index returned 17.80%.
For the Fund’s current Outcome Period (April 1, 2026-March 31, 2027), the Approximate Cap is 6.52% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 31, 2025 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.78%	7.59%
S&P Total Market Index	19.67	25.92
S&P 500 Index	19.56	25.68
Key Fund statistics
Net Assets	$72,907,127
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$219,430
Portfolio Turnover Rate	5%
The inception date of the Fund was March 31, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	110.1%
Purchased Put Options	2.0%
Futures	0.0	%(c)
Written Call Options	(13.0)%
Money Market Funds	0.8%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Mar ETF
Annual Shareholder Report — July 31, 2026
MMAX-07/26-AR

iShares Large Cap Max Buffer Jun ETF

MAXJ | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 6.92%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from July through June (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (July 1, 2025-June 30, 2026), the Approximate Cap was 7.06% net of management fee. For that Outcome Period, the Fund returned 7.02%, and the S&P 500 Index returned 22.32%.
For the Fund’s current Outcome Period (July 1, 2026-June 30, 2027), the Approximate Cap is 8.04% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2024 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.92%	8.66%
S&P Total Market Index	19.67	17.90
S&P 500 Index	19.56	17.79
Key Fund statistics
Net Assets	$158,890,138
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$726,669
Portfolio Turnover Rate	5%
The inception date of the Fund was June 28, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.2%
Purchased Put Options	5.1%
Futures	0.0	%(c)
Written Call Options	(3.8)%
Other assets, less liabilities	0.5
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Jun ETF
Annual Shareholder Report — July 31, 2026
MAXJ-07/26-AR

iShares Large Cap Max Buffer Sep ETF

SMAX | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 7.52%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from October through September (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (October 1, 2024-September 30, 2025), the Approximate Cap was 7.41% net of management fee. For that Outcome Period, the Fund returned 7.31%, and the S&P 500 Index returned 17.60%.
For the Fund’s current Outcome Period (October 1, 2025-September 30, 2026), the Approximate Cap is 7.30% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 30, 2024 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.52%	7.20%
S&P Total Market Index	19.67	16.76
S&P 500 Index	19.56	16.81
Key Fund statistics
Net Assets	$88,637,406
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$470,931
Portfolio Turnover Rate	6%
The inception date of the Fund was September 30, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	103.8%
Purchased Put Options	0.4%
Futures	0.0	%(c)
Written Call Options	(5.6)%
Money Market Funds	1.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Sep ETF
Annual Shareholder Report — July 31, 2026
SMAX-07/26-AR

iShares Large Cap Max Buffer Dec ETF
DMAX | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$49	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 7.03%.
  For the same period, the S&P Total Market Index returned 19.67% and the S&P 500 Index returned 19.56%.
What contributed to performance?
The Fund seeks to provide capped exposure to the upside returns (the “Approximate Cap”) of the iShares Core S&P 500 ETF (the “Underlying Fund”) and downside protection against approximately 100% of the Underlying Fund’s losses (the “Approximate Buffer”) for the Fund’s 12-month outcome period from January through December (the “Outcome Period”). The Approximate Buffer and Approximate Cap were created by trading a combination of put and call options. The Underlying Fund tracks the S&P 500 Index.
Because the reporting period is from August 1, 2025 to July 31, 2026, the performance presented in this report does not align with the Fund’s performance during its most recently completed and current Outcome Periods.
For the Fund’s most recently completed Outcome Period (January 1, 2025-December 31, 2025), the Approximate Cap was 7.90% net of management fee. For that Outcome Period, the Fund returned 7.81%, and the S&P 500 Index returned 17.88%.
For the Fund’s current Outcome Period (January 1, 2026- December 31, 2026), the Approximate Cap is 6.30% net of management fee.
The Fund benefited from positive performance of the underlying U.S. large-cap equity market during the reporting period. In line with the Fund’s investment objective, the Fund’s gains were limited by the Approximate Cap, and the Approximate Buffer helped mitigate losses when U.S. equities moved lower in early 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 31, 2024 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.03%	7.02%
S&P Total Market Index	19.67	17.65
S&P 500 Index	19.56	17.92
Key Fund statistics
Net Assets	$138,633,223
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$522,418
Portfolio Turnover Rate	5%
The inception date was December 31, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	104.2%
Purchased Put Options	1.7%
Futures	0.0	%(c)
Written Call Options	(6.9)%
Money Market Funds	0.9%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	36.5%
Financials	12.5%
Communication Services	9.9%
Consumer Discretionary	9.4%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.4%
Utilities	2.1%
Real Estate	1.9%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Dec ETF
Annual Shareholder Report — July 31, 2026
DMAX-07/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nine series of the registrant for which the fiscal year-end is July 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $63,400 for the fiscal year ended July 31, 2025 and $118,600 for the fiscal year ended July 31, 2026.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2025 and July 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $48,500 for the fiscal year ended July 31, 2025 and $87,300 for the fiscal year ended July 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2025 and July 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $48,500 for the fiscal year ended July 31, 2025 and $87,300 for the fiscal year ended July 31, 2026.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a)

The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

John E. Martinez

(b)	Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are attached herewith.

July 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Large Cap Accelerated Outcome ETF | TWOX | Cboe BZX Exchange
●iShares Large Cap Max Buffer Mar ETF | MMAX | Cboe BZX Exchange
●iShares Large Cap Max Buffer Jun ETF | MAXJ | Cboe BZX Exchange
●iShares Large Cap Max Buffer Sep ETF | SMAX | Cboe BZX Exchange
●iShares Large Cap Max Buffer Dec ETF | DMAX | Cboe BZX Exchange

Table of Contents
2

Schedule of Investments
July 31, 2026
iShares® Large Cap Accelerated Outcome ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 98.4%
iShares Core S&P 500 ETF(a)(b)	29,050	$ 21,796,796
Total Long-Term Investments — 98.4% (Cost: $20,685,877)		21,796,796
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	120,815	120,815
Total Short-Term Securities — 0.6% (Cost: $120,815)		120,815
Options Purchased — 2.6% (Cost: $750,879)		577,398
Total Investments Before Options Written — 101.6% (Cost: $21,557,571)		22,495,009
Options Written — (1.6)% (Premiums Received: $(669,807))		(349,490)
Total Investments Net of Options Written — 100.0% (Cost: $20,887,764)		22,145,519
Other Assets Less Liabilities — 0.0%		7,430
Net Assets — 100.0%		$ 22,152,949

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 20,658	$ 100,157 (a)	$ —	$ —	$ —	$ 120,815	120,815	$ 3,385	$ —
iShares Core S&P 500 ETF	13,376,073	22,346,054	(16,598,603)	2,330,461	342,811	21,796,796	29,050	188,770	—
				$ 2,330,461	$ 342,811	$ 21,917,611		$ 192,155	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	5	09/18/26	$ 188	$ 820
Schedule of Investments
3

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Accelerated Outcome ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	293	10/01/26	USD	748.89	USD	21,984	$577,398
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	586	10/01/26	USD	777.12	USD	43,969	$(349,490)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (669,807)	$ 320,317	$ —	$ (349,490)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 820	$ —	$ —	$ —	$ 820
Options purchased
Investments at value — unaffiliated(b)	—	—	577,398	—	—	—	577,398
	$ —	$ —	$ 578,218	$ —	$ —	$ —	$ 578,218
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 349,490	$ —	$ —	$ —	$ 349,490

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Accelerated Outcome ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 23,633	$ —	$ —	$ —	$ 23,633
Options purchased(a)(b)	—	—	1,478,931	—	—	—	1,478,931
Options written(a)	—	—	(2,638,520)	—	—	—	(2,638,520)
	$ —	$ —	$ (1,135,956)	$ —	$ —	$ —	$ (1,135,956)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,492)	$ —	$ —	$ —	$ (2,492)
Options purchased(c)	—	—	(258,587)	—	—	—	(258,587)
Options written	—	—	374,934	—	—	—	374,934
	$ —	$ —	$ 113,855	$ —	$ —	$ —	$ 113,855

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 160,891
Options:
Average value of option contracts purchased	944,380
Average value of option contracts written	1,029,120

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 21,796,796	$ —	$ —	$ 21,796,796
Short-Term Securities
Money Market Funds	120,815	—	—	120,815
Options Purchased
Equity Contracts	577,398	—	—	577,398
	$ 22,495,009	$ —	$ —	$ 22,495,009
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 820	$ —	$ —	$ 820
Liabilities
Equity Contracts	(349,490)	—	—	(349,490)
	$ (348,670)	$ —	$ —	$ (348,670)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments
5

Schedule of Investments
July 31, 2026
iShares® Large Cap Max Buffer Mar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 110.1%
iShares Core S&P 500 ETF(a)(b)	106,950	$ 80,246,724
Total Long-Term Investments — 110.1% (Cost: $66,208,880)		80,246,724
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	566,975	566,975
Total Short-Term Securities — 0.8% (Cost: $566,975)		566,975
Options Purchased — 2.0% (Cost: $4,731,679)		1,478,733
Total Investments Before Options Written — 112.9% (Cost: $71,507,534)		82,292,432
Options Written — (13.0)% (Premiums Received: $(4,342,269))		(9,464,205)
Total Investments Net of Options Written — 99.9% (Cost: $67,165,265)		72,828,227
Other Assets Less Liabilities — 0.1%		78,900
Net Assets — 100.0%		$ 72,907,127

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 400,428	$ 166,547 (a)	$ —	$ —	$ —	$ 566,975	566,975	$ 17,385	$ —
iShares Core S&P 500 ETF	40,881,846	38,926,811	(10,723,663)	2,149,459	9,012,271	80,246,724	106,950	563,968	—
				$ 2,149,459	$ 9,012,271	$ 80,813,699		$ 581,353	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	35	09/18/26	$ 1,316	$ 10,520
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Mar ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	1,087	04/01/27	USD	653.21	USD	81,560	$1,478,733
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	1,087	04/01/27	USD	699.07	USD	81,560	$(9,464,205)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (4,342,269)	$ —	$ (5,121,936)	$ (9,464,205)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 10,520	$ —	$ —	$ —	$ 10,520
Options purchased
Investments at value — unaffiliated(b)	—	—	1,478,733	—	—	—	1,478,733
	$ —	$ —	$ 1,489,253	$ —	$ —	$ —	$ 1,489,253
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 9,464,205	$ —	$ —	$ —	$ 9,464,205

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
Schedule of Investments
7

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Mar ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 205,441	$ —	$ —	$ —	$ 205,441
Options purchased(a)(b)	—	—	(2,414,457)	—	—	—	(2,414,457)
Options written(a)	—	—	(1,845,970)	—	—	—	(1,845,970)
	$ —	$ —	$ (4,054,986)	$ —	$ —	$ —	$ (4,054,986)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (30,725)	$ —	$ —	$ —	$ (30,725)
Options purchased(c)	—	—	(1,549,653)	—	—	—	(1,549,653)
Options written	—	—	(2,683,872)	—	—	—	(2,683,872)
	$ —	$ —	$ (4,264,250)	$ —	$ —	$ —	$ (4,264,250)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 1,096,368
Options:
Average value of option contracts purchased	1,118,073
Average value of option contracts written	7,183,185

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 80,246,724	$ —	$ —	$ 80,246,724
Short-Term Securities
Money Market Funds	566,975	—	—	566,975
Options Purchased
Equity Contracts	1,478,733	—	—	1,478,733
	$ 82,292,432	$ —	$ —	$ 82,292,432
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 10,520	$ —	$ —	$ 10,520
Liabilities
Equity Contracts	(9,464,205)	—	—	(9,464,205)
	$ (9,453,685)	$ —	$ —	$ (9,453,685)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares® Large Cap Max Buffer Jun ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 98.2%
iShares Core S&P 500 ETF(a)(b)	208,000	$ 156,066,560
Total Long-Term Investments — 98.2% (Cost: $132,555,130)		156,066,560
Options Purchased — 5.1% (Cost: $8,707,172)		8,108,215
Total Investments Before Options Written — 103.3% (Cost: $141,262,302)		164,174,775
Options Written — (3.8)% (Premiums Received: $(6,879,487))		(6,014,971)
Total Investments Net of Options Written — 99.5% (Cost: $134,382,815)		158,159,804
Other Assets Less Liabilities — 0.5%		730,334
Net Assets — 100.0%		$ 158,890,138

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$ 1,172,342	$ —	$ (1,172,342)(b)	$ —	$ —	$ —	—	$ 57,194	$ —
iShares Core S&P 500 ETF	160,559,860	39,082,894	(71,124,653)	16,263,555	11,284,904	156,066,560	208,000	1,914,890	—
				$ 16,263,555	$ 11,284,904	$ 156,066,560		$ 1,972,084	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	66	09/18/26	$ 2,481	$ 17,979
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	2,113	07/01/27	USD	748.89	USD	158,543	$8,108,215
Schedule of Investments
9

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Jun ETF
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	2,113	07/01/27	USD	812.85	USD	158,543	$(6,014,971)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (6,879,487)	$ 864,516	$ —	$ (6,014,971)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 17,979	$ —	$ —	$ —	$ 17,979
Options purchased
Investments at value — unaffiliated(b)	—	—	8,108,215	—	—	—	8,108,215
	$ —	$ —	$ 8,126,194	$ —	$ —	$ —	$ 8,126,194
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 6,014,971	$ —	$ —	$ —	$ 6,014,971

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 506,836	$ —	$ —	$ —	$ 506,836
Options purchased(a)(b)	—	—	(8,145,531)	—	—	—	(8,145,531)
Options written(a)	—	—	(13,581,638)	—	—	—	(13,581,638)
	$ —	$ —	$ (21,220,333)	$ —	$ —	$ —	$ (21,220,333)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (99,317)	$ —	$ —	$ —	$ (99,317)
Options purchased(c)	—	—	999,239	—	—	—	999,239
Options written	—	—	1,978,245	—	—	—	1,978,245
	$ —	$ —	$ 2,878,167	$ —	$ —	$ —	$ 2,878,167

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Jun ETF
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 3,044,283
Options:
Average value of option contracts purchased	3,875,221
Average value of option contracts written	11,898,888

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 156,066,560	$ —	$ —	$ 156,066,560
Options Purchased
Equity Contracts	8,108,215	—	—	8,108,215
	$ 164,174,775	$ —	$ —	$ 164,174,775
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 17,979	$ —	$ —	$ 17,979
Liabilities
Equity Contracts	(6,014,971)	—	—	(6,014,971)
	$ (5,996,992)	$ —	$ —	$ (5,996,992)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments
11

Schedule of Investments
July 31, 2026
iShares® Large Cap Max Buffer Sep ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 103.8%
iShares Core S&P 500 ETF(a)(b)	122,650	$ 92,026,748
Total Long-Term Investments — 103.8% (Cost: $78,562,953)		92,026,748
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	1,112,645	1,112,645
Total Short-Term Securities — 1.3% (Cost: $1,112,645)		1,112,645
Options Purchased — 0.4% (Cost: $4,410,462)		402,047
Total Investments Before Options Written — 105.5% (Cost: $84,086,060)		93,541,440
Options Written — (5.6)% (Premiums Received: $(3,408,399))		(4,990,106)
Total Investments Net of Options Written — 99.9% (Cost: $80,677,661)		88,551,334
Other Assets Less Liabilities — 0.1%		86,072
Net Assets — 100.0%		$ 88,637,406

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 945,093	$ 167,552 (a)	$ —	$ —	$ —	$ 1,112,645	1,112,645	$ 56,822	$ —
iShares Core S&P 500 ETF	88,296,812	46,049,705	(58,147,571)	8,949,434	6,878,368	92,026,748	122,650	1,196,554	—
				$ 8,949,434	$ 6,878,368	$ 93,139,393		$ 1,253,376	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	39	09/18/26	$ 1,466	$ 11,723
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Sep ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	1,246	10/01/26	USD	669.30	USD	93,490	$402,047
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	1,246	10/01/26	USD	721.51	USD	93,490	$(4,990,106)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (3,408,399)	$ —	$ (1,581,707)	$ (4,990,106)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 11,723	$ —	$ —	$ —	$ 11,723
Options purchased
Investments at value — unaffiliated(b)	—	—	402,047	—	—	—	402,047
	$ —	$ —	$ 413,770	$ —	$ —	$ —	$ 413,770
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 4,990,106	$ —	$ —	$ —	$ 4,990,106

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
Schedule of Investments
13

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Sep ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 296,419	$ —	$ —	$ —	$ 296,419
Options purchased(a)(b)	—	—	(5,103,363)	—	—	—	(5,103,363)
Options written(a)	—	—	(3,820,046)	—	—	—	(3,820,046)
	$ —	$ —	$ (8,626,990)	$ —	$ —	$ —	$ (8,626,990)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (65,067)	$ —	$ —	$ —	$ (65,067)
Options purchased(c)	—	—	(117,796)	—	—	—	(117,796)
Options written	—	—	(775,777)	—	—	—	(775,777)
	$ —	$ —	$ (958,640)	$ —	$ —	$ —	$ (958,640)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 2,555,548
Options:
Average value of option contracts purchased	2,926,433
Average value of option contracts written	5,118,733

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 92,026,748	$ —	$ —	$ 92,026,748
Short-Term Securities
Money Market Funds	1,112,645	—	—	1,112,645
Options Purchased
Equity Contracts	402,047	—	—	402,047
	$ 93,541,440	$ —	$ —	$ 93,541,440
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 11,723	$ —	$ —	$ 11,723
Liabilities
Equity Contracts	(4,990,106)	—	—	(4,990,106)
	$ (4,978,383)	$ —	$ —	$ (4,978,383)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares® Large Cap Max Buffer Dec ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 104.2%
iShares Core S&P 500 ETF(a)(b)	192,550	$ 144,474,115
Total Long-Term Investments — 104.2% (Cost: $125,022,966)		144,474,115
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	1,169,928	1,169,928
Total Short-Term Securities — 0.9% (Cost: $1,169,928)		1,169,928
Options Purchased — 1.7% (Cost: $7,265,471)		2,383,458
Total Investments Before Options Written — 106.8% (Cost: $133,458,365)		148,027,501
Options Written — (6.9)% (Premiums Received: $(6,250,895))		(9,521,006)
Total Investments Net of Options Written — 99.9% (Cost: $127,207,470)		138,506,495
Other Assets Less Liabilities — 0.1%		126,728
Net Assets — 100.0%		$ 138,633,223

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 862,434	$ 307,494 (a)	$ —	$ —	$ —	$ 1,169,928	1,169,928	$ 32,598	$ —
iShares Core S&P 500 ETF	87,687,309	75,223,617	(36,715,659)	5,196,070	13,082,778	144,474,115	192,550	1,283,603	—
				$ 5,196,070	$ 13,082,778	$ 145,644,043		$ 1,316,201	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	59	09/18/26	$ 2,218	$ 17,136
Schedule of Investments
15

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Dec ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	1,955	01/04/27	USD	684.94	USD	146,688	$2,383,458
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	1,955	01/04/27	USD	731.52	USD	146,688	$(9,521,006)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (6,250,895)	$ —	$ (3,270,111)	$ (9,521,006)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 17,136	$ —	$ —	$ —	$ 17,136
Options purchased
Investments at value — unaffiliated(b)	—	—	2,383,458	—	—	—	2,383,458
	$ —	$ —	$ 2,400,594	$ —	$ —	$ —	$ 2,400,594
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 9,521,006	$ —	$ —	$ —	$ 9,521,006

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Max Buffer Dec ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 310,380	$ —	$ —	$ —	$ 310,380
Options purchased(a)(b)	—	—	(4,406,022)	—	—	—	(4,406,022)
Options written(a)	—	—	(3,818,221)	—	—	—	(3,818,221)
	$ —	$ —	$ (7,913,863)	$ —	$ —	$ —	$ (7,913,863)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (63,931)	$ —	$ —	$ —	$ (63,931)
Options purchased(c)	—	—	(1,894,584)	—	—	—	(1,894,584)
Options written	—	—	(2,099,072)	—	—	—	(2,099,072)
	$ —	$ —	$ (4,057,587)	$ —	$ —	$ —	$ (4,057,587)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 2,224,488
Options:
Average value of option contracts purchased	3,667,377
Average value of option contracts written	7,911,394

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 144,474,115	$ —	$ —	$ 144,474,115
Short-Term Securities
Money Market Funds	1,169,928	—	—	1,169,928
Options Purchased
Equity Contracts	2,383,458	—	—	2,383,458
	$ 148,027,501	$ —	$ —	$ 148,027,501
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 17,136	$ —	$ —	$ 17,136
Liabilities
Equity Contracts	(9,521,006)	—	—	(9,521,006)
	$ (9,503,870)	$ —	$ —	$ (9,503,870)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments
17

Statements of Assets and Liabilities
July 31, 2026

	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 577,398	$ 1,478,733	$ 8,108,215	$ 402,047	$ 2,383,458
Investments, at value — affiliated(b)	21,917,611	80,813,699	156,066,560	93,139,393	145,644,043
Cash	18	—	588,391	3	307
Cash pledged:
Futures contracts	14,000	98,000	185,000	109,000	164,000
Receivables:
Dividends — affiliated	426	1,777	923	3,457	3,323
Variation margin on futures contracts	1,169	8,181	15,427	9,116	13,791
Total assets	22,510,622	82,400,390	164,964,516	93,663,016	148,208,922
LIABILITIES
Options written, at value(c)	349,490	9,464,205	6,014,971	4,990,106	9,521,006
Payables:
Investment advisory fees	8,183	29,058	59,407	35,504	54,693
Total liabilities	357,673	9,493,263	6,074,378	5,025,610	9,575,699
Commitments and contingent liabilities
NET ASSETS	$ 22,152,949	$ 72,907,127	$ 158,890,138	$ 88,637,406	$ 138,633,223
NET ASSETS CONSIST OF:
Paid-in capital	$ 20,835,644	$ 67,009,811	$ 134,508,506	$ 80,397,218	$ 126,855,015
Accumulated earnings	1,317,305	5,897,316	24,381,632	8,240,188	11,778,208
NET ASSETS	$ 22,152,949	$ 72,907,127	$ 158,890,138	$ 88,637,406	$ 138,633,223

NET ASSET VALUE
Shares outstanding	$ 760,000	$ 2,680,000	$ 5,440,000	$ 3,160,000	$ 5,040,000
Net asset value	$ 29.15	$ 27.20	$ 29.21	$ 28.05	$ 27.51
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None	None

(a) Investments, at cost — unaffiliated	$ 750,879	$ 4,731,679	$ 8,707,172	$ 4,410,462	$ 7,265,471
(b) Investments, at cost — affiliated	$ 20,806,692	$ 66,775,855	$ 132,555,130	$ 79,675,598	$ 126,192,894
(c) Premiums received	$ 669,807	$ 4,342,269	$ 6,879,487	$ 3,408,399	$ 6,250,895
See notes to financial statements.
182026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2026

	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF
INVESTMENT INCOME
Dividends — affiliated	$ 192,155	$ 581,353	$ 1,972,084	$ 1,253,376	$ 1,316,201
Interest — unaffiliated	1,057	3,006	10,638	11,476	10,390
Total investment income	193,212	584,359	1,982,722	1,264,852	1,326,591
EXPENSES
Investment advisory	86,862	235,360	776,561	502,283	557,253
Interest expense	422	240	41	221	818
Total expenses	87,284	235,600	776,602	502,504	558,071
Less:
Investment advisory fees waived	(5,312)	(15,930)	(49,892)	(31,352)	(34,835)
Total expenses after fees waived	81,972	219,670	726,710	471,152	523,236
Net investment income	111,240	364,689	1,256,012	793,700	803,355
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	13,334	(41,946)	(100,241)	(48,365)	(60,880)
Investments — affiliated	35,007	73,868	332,272	167,313	60,492
Options written	(21,856)	(77,851)	(126,104)	(5,986)	(40,870)
Futures contracts	23,633	205,441	506,836	296,419	310,380
In-kind redemptions — unaffiliated(a)	(1,151,068)	(4,140,630)	(21,500,825)	(8,869,058)	(8,122,492)
In-kind redemptions — affiliated(a)	2,295,454	2,075,591	15,931,283	8,782,121	5,135,578
	1,194,504	(1,905,527)	(4,956,779)	322,444	(2,717,792)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(258,587)	(1,549,653)	999,239	(117,796)	(1,894,584)
Investments — affiliated	342,811	9,012,271	11,284,904	6,878,368	13,082,778
Options written	374,934	(2,683,872)	1,978,245	(775,777)	(2,099,072)
Futures contracts	(2,492)	(30,725)	(99,317)	(65,067)	(63,931)
	456,666	4,748,021	14,163,071	5,919,728	9,025,191
Net realized and unrealized gain	1,651,170	2,842,494	9,206,292	6,242,172	6,307,399
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,762,410	$ 3,207,183	$ 10,462,304	$ 7,035,872	$ 7,110,754

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
19

Statements of Changes in Net Assets

	iShares Large Cap Accelerated Outcome ETF		iShares Large Cap Max Buffer Mar ETF
	Year Ended 07/31/26	Period From 01/15/25(a) to 07/31/25	Year Ended 07/31/26	Period From 03/31/25(a) to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 111,240	$ 47,278	$ 364,689	$ 74,630
Net realized gain (loss)	1,194,504	(219,109)	(1,905,527)	254,454
Net change in unrealized appreciation (depreciation)	456,666	801,909	4,748,021	925,461
Net increase in net assets resulting from operations	1,762,410	630,078	3,207,183	1,254,545
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(127,303)	—	(441,042)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,044,430	12,843,334	31,937,722	36,948,719
NET ASSETS
Total increase in net assets	8,679,537	13,473,412	34,703,863	38,203,264
Beginning of period	13,473,412	—	38,203,264	—
End of period	$ 22,152,949	$ 13,473,412	$ 72,907,127	$ 38,203,264

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
202026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares Large Cap Max Buffer Jun ETF		iShares Large Cap Max Buffer Sep ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Period From 09/30/24(a) to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 1,256,012	$ 1,317,647	$ 793,700	$ 750,745
Net realized gain (loss)	(4,956,779)	2,769,359	322,444	1,889,799
Net change in unrealized appreciation (depreciation)	14,163,071	9,441,283	5,919,728	1,965,668
Net increase in net assets resulting from operations	10,462,304	13,528,289	7,035,872	4,606,212
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,613,620)	(1,116,641)	(1,147,705)	(339,380)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(11,092,441)	76,034,819	(3,652,310)	82,134,717
NET ASSETS
Total increase (decrease) in net assets	(2,243,757)	88,446,467	2,235,857	86,401,549
Beginning of period	161,133,895	72,687,428	86,401,549	—
End of period	$ 158,890,138	$ 161,133,895	$ 88,637,406	$ 86,401,549

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
21

Statements of Changes in Net Assets (continued)

	iShares Large Cap Max Buffer Dec ETF
	Year Ended 07/31/26	Period From 12/31/24(a) to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 803,355	$ 297,764
Net realized gain (loss)	(2,717,792)	813,236
Net change in unrealized appreciation (depreciation)	9,025,191	2,290,970
Net increase in net assets resulting from operations	7,110,754	3,401,970
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(906,281)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	46,097,611	82,929,169
NET ASSETS
Total increase in net assets	52,302,084	86,331,139
Beginning of period	86,331,139	—
End of period	$ 138,633,223	$ 86,331,139

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
222026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Large Cap Accelerated Outcome ETF
	Year Ended 07/31/26	Period From 01/15/25(a) to 07/31/25
Net asset value, beginning of period	$ 25.91	$ 25.00
Net investment income(b)	0.18	0.09
Net realized and unrealized gain(c)	3.22	0.82
Net increase from investment operations	3.40	0.91
Distributions(d)
From net investment income	(0.14)	—
From net realized gain	(0.02)	—
Total distributions	(0.16)	—
Net asset value, end of period	$ 29.15	$ 25.91
Total Return(e)
Based on net asset value	13.13%	3.64%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%(h)
Total expenses after fees waived	0.47%	0.47%(h)
Net investment income	0.64%	0.69%(h)
Supplemental Data
Net assets, end of period (000)	$ 22,153	$ 13,473
Portfolio turnover rate(i)	2%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
23

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap Max Buffer Mar ETF
	Year Ended 07/31/26	Period From 03/31/25(a) to 07/31/25
Net asset value, beginning of period	$ 25.81	$ 25.00
Net investment income(b)	0.21	0.05
Net realized and unrealized gain(c)	1.52	0.76
Net increase from investment operations	1.73	0.81
Distributions(d)
From net investment income	(0.21)	—
From net realized gain	(0.13)	—
Total distributions	(0.34)	—
Net asset value, end of period	$ 27.20	$ 25.81
Total Return(e)
Based on net asset value	6.78%	3.25%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%(h)
Total expenses after fees waived	0.47%	0.47%(h)
Net investment income	0.77%	0.65%(h)
Supplemental Data
Net assets, end of period (000)	$ 72,907	$ 38,203
Portfolio turnover rate(i)	5%	0%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
(j)	Rounds to less than 0.5%.
See notes to financial statements.
242026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap Max Buffer Jun ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Period From 06/28/24(a) to 07/31/24
Net asset value, beginning of period	$ 27.59	$ 25.24	$ 25.00
Net investment income (loss)(b)	0.23	0.25	(0.01)
Net realized and unrealized gain(c)	1.67	2.31	0.25
Net increase from investment operations	1.90	2.56	0.24
Distributions(d)
From net investment income	(0.21)	(0.17)	—
From net realized gain	(0.07)	(0.04)	—
Total distributions	(0.28)	(0.21)	—
Net asset value, end of period	$ 29.21	$ 27.59	$ 25.24
Total Return(e)
Based on net asset value	6.92%	10.21%	0.95%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%	0.50%(h)(i)
Total expenses after fees waived	0.47%	0.47%	0.47%(h)(i)
Net investment income (loss)	0.81%	0.96%	(0.42)%(h)(i)
Supplemental Data
Net assets, end of period (000)	$ 158,890	$ 161,134	$ 72,687
Portfolio turnover rate(j)	5%	1%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Interest expense was not annualized in the calculation of the ratios. If interest expense was annualized, the total expenses, total expenses after fees waived and net investment loss would have been 0.51%, 0.48% and (0.43)%, respectively.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
25

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap Max Buffer Sep ETF
	Year Ended 07/31/26	Period From 09/30/24(a) to 07/31/25
Net asset value, beginning of period	$ 26.34	$ 25.00
Net investment income(b)	0.21	0.17
Net realized and unrealized gain(c)	1.76	1.24
Net increase from investment operations	1.97	1.41
Distributions(d)
From net investment income	(0.21)	(0.07)
From net realized gain	(0.05)	—
Total distributions	(0.26)	(0.07)
Net asset value, end of period	$ 28.05	$ 26.34
Total Return(e)
Based on net asset value	7.52%	5.65%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%(h)
Total expenses after fees waived	0.47%	0.47%(h)
Net investment income	0.79%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$ 88,637	$ 86,402
Portfolio turnover rate(i)	6%	0%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
(j)	Rounds to less than 0.5%.
See notes to financial statements.
262026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap Max Buffer Dec ETF
	Year Ended 07/31/26	Period From 12/31/24(a) to 07/31/25
Net asset value, beginning of period	$ 26.00	$ 25.00
Net investment income(b)	0.19	0.10
Net realized and unrealized gain(c)	1.63	0.90
Net increase from investment operations	1.82	1.00
Distributions(d)
From net investment income	(0.24)	—
From net realized gain	(0.07)	—
Total distributions	(0.31)	—
Net asset value, end of period	$ 27.51	$ 26.00
Total Return(e)
Based on net asset value	7.03%	4.01%(f)(g)
Ratios to Average Net Assets(h)
Total expenses	0.50%	0.50%(i)(j)
Total expenses after fees waived	0.47%	0.47%(i)
Net investment income	0.72%	0.72%(i)
Supplemental Data
Net assets, end of period (000)	$ 138,633	$ 86,331
Portfolio turnover rate(k)	5%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes payment from an affiliate with no financial impact to the expense ratios.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
27

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Large Cap Accelerated Outcome	Non-diversified
Large Cap Max Buffer Mar	Non-diversified
Large Cap Max Buffer Jun	Non-diversified
Large Cap Max Buffer Sep	Non-diversified
Large Cap Max Buffer Dec	Non-diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each  Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise
282026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Notes to Financial Statements
29

Notes to Financial Statements  (continued)
Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.
The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the purchaser (holder) of the option the right (but not the obligation) to sell, and obligates the seller (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Large Cap Accelerated Outcome	0.50%
Large Cap Max Buffer Mar	0.50
Large Cap Max Buffer Jun	0.50
Large Cap Max Buffer Sep	0.50
Large Cap Max Buffer Dec	0.50
Expense Waivers: BFA, the investment adviser to Large Cap Accelerated Outcome has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA, or its affiliates through November 29, 2030. The contractual waiver may be terminated prior to November 29, 2030, only upon written agreement of the Trust and BFA.
BFA, the investment adviser to Large Cap Max Buffer Mar, Large Cap Max Buffer Jun, Large Cap Max Buffer Sep and Large Cap Max Buffer Dec has contractually agreed to waive a portion of its management fees to each Fund, in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund, in other funds advised by BFA, or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029, only upon written agreement of the Trust and BFA. These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Large Cap Accelerated Outcome	$ 5,312
Large Cap Max Buffer Mar	15,930
Large Cap Max Buffer Jun	49,892
Large Cap Max Buffer Sep	31,352
Large Cap Max Buffer Dec	34,835
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
302026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
6.
PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Large Cap Accelerated Outcome	$ 22,346,054	$ 427,852
Large Cap Max Buffer Mar	42,232,357	2,580,305
Large Cap Max Buffer Jun	60,884,356	7,837,995
Large Cap Max Buffer Sep	51,138,763	5,906,024
Large Cap Max Buffer Dec	81,020,681	5,973,036
For the year ended July 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Large Cap Accelerated Outcome	$ —	$ 16,170,752
Large Cap Max Buffer Mar	—	10,181,754
Large Cap Max Buffer Jun	—	69,078,144
Large Cap Max Buffer Sep	—	55,539,627
Large Cap Max Buffer Dec	—	34,687,391
7.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Large Cap Accelerated Outcome	$ 1,163,538	$ (1,163,538)
Large Cap Max Buffer Mar	(2,059,614)	2,059,614
Large Cap Max Buffer Jun	(5,568,152)	5,568,152
Large Cap Max Buffer Sep	(54,131)	54,131
Large Cap Max Buffer Dec	(2,993,780)	2,993,780
Notes to Financial Statements
31

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/26	Year Ended 07/31/25
Large Cap Accelerated Outcome
Ordinary income	$ 120,654	$ —
Long-term capital gains	6,649	—
	$ 127,303	$ —
Large Cap Max Buffer Mar
Ordinary income	$ 336,206	$ —
Long-term capital gains	104,836	—
	$ 441,042	$ —
Large Cap Max Buffer Jun
Ordinary income	$ 1,426,589	$ 987,059
Long-term capital gains	187,031	129,582
	$ 1,613,620	$ 1,116,641
Large Cap Max Buffer Sep
Ordinary income	$ 1,056,454	$ 339,380
Long-term capital gains	91,251	—
	$ 1,147,705	$ 339,380
Large Cap Max Buffer Dec
Ordinary income	$ 779,094	$ —
Long-term capital gains	127,187	—
	$ 906,281	$ —
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Large Cap Accelerated Outcome	$ 86,917	$ 3,487	$ 1,226,901	$ 1,317,305
Large Cap Max Buffer Mar	290,068	68,267	5,538,981	5,897,316
Large Cap Max Buffer Jun	906,420	227,280	23,247,932	24,381,632
Large Cap Max Buffer Sep	480,053	134,527	7,625,608	8,240,188
Large Cap Max Buffer Dec	618,510	189,751	10,969,947	11,778,208

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Accelerated Outcome	$ 21,557,571	$ 1,431,236	$ (173,481)	$ 1,257,755
Large Cap Max Buffer Mar	71,507,534	14,037,844	(8,374,882)	5,662,962
Large Cap Max Buffer Jun	141,262,302	24,375,946	(598,957)	23,776,989
Large Cap Max Buffer Sep	84,086,060	13,463,795	(5,590,122)	7,873,673
Large Cap Max Buffer Dec	133,481,032	19,451,149	(8,174,791)	11,276,358

8.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
322026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.
9.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/26		Period Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
Large Cap Accelerated Outcome(a)
Shares sold	800,000	$22,664,552	640,000	$15,799,835
Shares redeemed	(560,000)	(15,620,122)	(120,000)	(2,956,501)
	240,000	$7,044,430	520,000	$12,843,334
Notes to Financial Statements
33

Notes to Financial Statements  (continued)
	Year Ended 07/31/26		Period Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
Large Cap Max Buffer Mar(b)
Shares sold	1,480,000	$39,302,484	1,520,000	$37,979,211
Shares redeemed	(280,000)	(7,364,762)	(40,000)	(1,030,492)
	1,200,000	$31,937,722	1,480,000	$36,948,719
Large Cap Max Buffer Jun
Shares sold	1,320,000	$38,065,060	6,600,000	$172,313,462
Shares redeemed	(1,720,000)	(49,157,501)	(3,640,000)	(96,278,643)
	(400,000)	$(11,092,441)	2,960,000	$76,034,819
Large Cap Max Buffer Sep(c)
Shares sold	1,720,000	$46,188,390	6,320,000	$158,418,441
Shares redeemed	(1,840,000)	(49,840,700)	(3,040,000)	(76,283,724)
	(120,000)	$(3,652,310)	3,280,000	$82,134,717
Large Cap Max Buffer Dec(d)
Shares sold	2,760,000	$73,677,720	3,600,000	$90,115,339
Shares redeemed	(1,040,000)	(27,580,109)	(280,000)	(7,186,170)
	1,720,000	$46,097,611	3,320,000	$82,929,169

(a)	Commencement of operations was January 15, 2025.
(b)	Commencement of operations was March 31, 2025.
(c)	Commencement of operations was September 30, 2024.
(d)	Commencement of operations was December 31, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
342026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Large Cap Accelerated Outcome ETF(1)
iShares Large Cap Max Buffer Mar ETF(2)
iShares Large Cap Max Buffer Jun ETF(3)
iShares Large Cap Max Buffer Sep ETF(4)
iShares Large Cap Max Buffer Dec ETF(5)

(1)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for the year ended July 31, 2026 and the period January 15, 2025 (commencement of operations) to July 31, 2025
(2)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for the year ended July 31, 2026 and the period March 31, 2025 (commencement of operations) to July 31, 2025
(3)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for each of the two years in the period ended July 31, 2026
(4)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for year ended July 31, 2026 and the period September 30, 2024 (commencement of operations) to July 31, 2025
(5)
Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for the year ended July 31, 2026 and the period December 31, 2024 (commencement of operations) to July 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
35

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2026:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Large Cap Accelerated Outcome	$ 13,332
Large Cap Max Buffer Mar	107,101
Large Cap Max Buffer Jun	202,785
Large Cap Max Buffer Sep	105,460
Large Cap Max Buffer Dec	135,301
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2026:
iShares ETF	Federal Obligation Interest
Large Cap Accelerated Outcome	$ 1,596
Large Cap Max Buffer Mar	8,197
Large Cap Max Buffer Jun	26,967
Large Cap Max Buffer Sep	26,791
Large Cap Max Buffer Dec	15,370
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
iShares ETF	Interest Dividends
Large Cap Accelerated Outcome	$ 3,379
Large Cap Max Buffer Mar	17,354
Large Cap Max Buffer Jun	57,091
Large Cap Max Buffer Sep	56,719
Large Cap Max Buffer Dec	32,539
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
Large Cap Accelerated Outcome	$ 3,385	$ 7,618
Large Cap Max Buffer Mar	17,385	69,985
Large Cap Max Buffer Jun	57,194	201,509
Large Cap Max Buffer Sep	56,822	143,103
Large Cap Max Buffer Dec	32,598	86,034
362026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
37

Board Review and Approval of Investment Advisory Contract
iShares Large Cap Accelerated Outcome ETF, iShares Large Cap Max Buffer Mar ETF, iShares Large Cap Max Buffer Jun ETF, iShares Large Cap Max Buffer Sep ETF, iShares Large Cap Max Buffer Dec ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective.  The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
382026 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
Board Review and Approval of Investment Advisory Contract
39

Board Review and Approval of Investment Advisory Contract (continued)
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
402026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
Glossary of Terms Used in these Financial Statements
41

Additional Financial Information

Schedule of Investments (Unaudited)

July 31, 2026

Statement of Assets and Liabilities (Unaudited)

July 31, 2026

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

Schedule of Investments (unaudited) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)(b)	1,087,662	$574,024,497
Boeing Co. (The)(a)(b)	10,636,053	2,298,876,495
GE Aerospace	14,076,922	5,068,677,305
General Dynamics Corp.	3,425,121	1,313,259,894
Honeywell Aerospace, Inc.(b)	4,283,050	885,477,757
Howmet Aerospace, Inc.	5,398,864	1,523,883,353
Huntington Ingalls Industries, Inc.	531,425	173,483,691
L3Harris Technologies, Inc.	2,513,350	696,348,751
Lockheed Martin Corp.	2,737,411	1,595,198,886
Northrop Grumman Corp.	1,801,759	977,418,222
RTX Corp.	18,170,444	3,910,642,958
Textron, Inc.(a)	2,346,147	200,032,493
TransDigm Group, Inc.	755,126	947,214,952

		20,164,539,254

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,590,841	235,014,941
Expeditors International of Washington, Inc.	1,764,689	296,273,636
FedEx Corp.	2,962,229	910,589,195
United Parcel Service, Inc., Class B	10,073,363	1,049,845,892

		2,491,723,664

Automobile Components — 0.0%

Aptiv plc(b)	2,855,310	161,239,356

Automobiles — 1.6%
Ford Motor Co.	52,807,894	775,219,884
General Motors Co.	12,165,708	1,081,044,813
Tesla, Inc.(b)	37,985,354	11,821,422,018

		13,677,686,715

Banks — 3.6%
Bank of America Corp.	88,091,320	5,457,257,274
Citigroup, Inc.	23,012,315	3,047,981,122
Citizens Financial Group, Inc.	5,705,947	408,831,102
Fifth Third Bancorp	12,228,672	690,919,968
Huntington Bancshares, Inc.	27,350,994	466,060,938
JPMorgan Chase & Co	36,153,996	12,718,614,253
KeyCorp.	12,434,945	280,905,407
M&T Bank Corp.	1,975,814	486,623,230
PNC Financial Services Group, Inc. (The)	5,417,787	1,353,742,438
Regions Financial Corp.	11,514,276	356,366,842
Truist Financial Corp.	16,809,978	871,429,259
US Bancorp.	20,944,294	1,319,699,965
Wells Fargo & Co.	41,290,088	3,569,528,108

		31,027,959,906

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	2,271,631	65,263,959
Coca-Cola Co. (The)	52,246,668	4,576,285,650
Constellation Brands, Inc., Class A	1,881,623	245,043,763
Keurig Dr Pepper, Inc.	18,357,610	571,288,823
Molson Coors Beverage Co., Class B	2,164,419	89,953,254
Monster Beverage Corp.(b)	9,632,990	928,427,576
PepsiCo, Inc.	18,440,847	2,573,604,607

		9,049,867,632

Biotechnology — 1.7%
AbbVie, Inc.	23,838,646	5,982,069,827
Amgen, Inc.	7,280,626	2,804,205,910
Biogen, Inc.(b)	1,992,169	404,310,699
Gilead Sciences, Inc.	16,752,284	2,181,314,900
Incyte Corp.(a)(b)	2,265,514	270,774,233
Moderna, Inc.(a)(b)	4,764,533	261,191,699
Regeneron Pharmaceuticals, Inc.	1,348,135	1,028,128,195

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(b)	3,424,906	$1,634,022,653

		14,566,018,116

Broadline Retail — 4.2%
Amazon.com, Inc.(b)	132,078,619	35,869,911,348
eBay, Inc.	5,990,640	682,992,866

		36,552,904,214

Building Products — 0.5%
A O Smith Corp.	1,510,627	90,834,002
Allegion plc	1,159,543	182,512,068
Builders FirstSource, Inc.(a)(b)	1,451,687	96,450,084
Carrier Global Corp.	10,534,439	651,133,675
Johnson Controls International plc	8,232,368	1,207,359,091
Lennox International, Inc	426,923	177,548,737
Masco Corp.	2,721,685	194,546,044
Trane Technologies plc	2,982,171	1,356,738,696

		3,957,122,397

Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,215,216	663,313,501
Ares Management Corp., Class A	2,846,297	364,582,183
Bank of New York Mellon Corp. (The)	9,261,063	1,447,781,979
BlackRock, Inc.(c)	1,947,969	2,124,045,918
Blackstone, Inc., Class A	10,023,548	1,280,508,257
CBOE Global Markets, Inc.	1,413,422	438,485,907
Charles Schwab Corp. (The)	22,057,315	2,321,311,831
CME Group, Inc., Class A	4,889,455	1,309,347,154
Coinbase Global, Inc., Class A(a)(b)	3,000,862	438,906,076
FactSet Research Systems, Inc.	491,393	129,334,638
Franklin Resources, Inc.	4,136,455	140,060,366
Goldman Sachs Group, Inc. (The)	3,979,988	4,053,140,179
Interactive Brokers Group, Inc., Class A	6,010,785	528,888,972
Intercontinental Exchange, Inc.	7,630,479	1,163,495,438
Invesco Ltd.	5,981,516	177,052,874
KKR & Co., Inc.	9,328,391	946,178,699
Moody’s Corp.	2,026,863	969,610,722
Morgan Stanley	16,174,260	3,403,387,789
MSCI, Inc., Class A	981,982	561,929,380
Nasdaq, Inc.	6,028,455	567,820,177
Northern Trust Corp.	2,497,152	454,956,123
Raymond James Financial, Inc.	2,340,396	411,862,888
Robinhood Markets, Inc., Class A(a)(b)	10,675,238	924,048,601
S&P Global, Inc.	4,090,743	1,685,099,764
State Street Corp.	3,734,416	687,730,051
T. Rowe Price Group, Inc.	2,891,419	323,116,073

		27,515,995,540

Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,004,159	885,896,447
Albemarle Corp.	1,591,646	187,241,235
CF Industries Holdings, Inc.	2,072,590	259,467,542
Corteva, Inc.	9,024,329	710,304,936
Dow, Inc.	9,713,226	294,213,615
Ecolab, Inc.	3,417,392	948,770,541
International Flavors & Fragrances, Inc..	3,444,348	272,861,249
Linde plc.	6,238,486	2,984,366,933
LyondellBasell Industries NV, Class A	3,488,563	216,569,991
Mosaic Co. (The)	4,301,625	95,151,945
PPG Industries, Inc.	3,007,885	332,431,450
Sherwin-Williams Co. (The)	3,094,529	1,054,770,210

		8,242,046,094

Commercial Services & Supplies — 0.4%
Cintas Corp.	4,588,769	938,999,800
Copart, Inc.(a)(b)	11,957,598	348,205,254
Republic Services, Inc., Class A	2,698,057	568,075,901

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	3,976,165	$150,974,985
Veralto Corp.	3,313,982	312,077,685
Waste Management, Inc.	4,985,061	1,129,365,570

		3,447,699,195

Communications Equipment — 1.3%
Arista Networks, Inc.(a)(b)	13,931,570	2,512,558,650
Ciena Corp.(a)(b)	1,907,372	719,174,613
Cisco Systems, Inc.	53,294,368	6,181,613,744
F5, Inc.(b)	761,421	306,525,252
Lumentum Holdings, Inc.(b)	1,049,527	749,299,306
Motorola Solutions, Inc.	2,239,286	975,768,874

		11,444,940,439

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	473,805	819,535,770
EMCOR Group, Inc.	599,760	478,266,617
Quanta Services, Inc.	2,024,500	1,351,070,320

		2,648,872,707

Construction Materials — 0.2%
CRH plc	9,015,398	856,552,964
Martin Marietta Materials, Inc.	810,262	425,500,987
Vulcan Materials Co.	1,750,359	470,093,916

		1,752,147,867

Consumer Finance — 0.5%
American Express Co.	7,180,636	2,414,488,855
Capital One Financial Corp.	8,396,598	1,754,972,948
Synchrony Financial	4,538,929	344,005,429

		4,513,467,232

Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	498,246	433,972,266
Costco Wholesale Corp.	5,986,137	5,698,143,949
Dollar General Corp.	2,971,412	377,517,895
Dollar Tree, Inc.(b)	2,443,198	310,799,217
Kroger Co. (The)	7,653,740	441,926,948
Sysco Corp.	6,451,973	549,966,178
Target Corp.	6,131,908	885,999,387
Walmart, Inc.	59,151,890	6,577,690,168

		15,276,016,008

Containers & Packaging — 0.2%
Amcor plc	6,238,473	279,982,668
Avery Dennison Corp.	1,031,641	175,100,427
Ball Corp.	3,592,575	233,158,118
International Paper Co.	7,154,418	292,114,887
Packaging Corp. of America	1,194,288	293,603,762
Smurfit WestRock plc	7,071,468	325,075,384

		1,599,035,246

Distributors — 0.0%

Genuine Parts Co.	1,856,922	230,945,389

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	93,751,284	2,179,717,353
Comcast Corp., Class A	48,071,274	1,151,787,725
Verizon Communications, Inc.	56,339,037	2,637,230,322

		5,968,735,400

Electric Utilities — 1.4%
Alliant Energy Corp.	3,482,865	246,517,185
American Electric Power Co., Inc.	7,341,151	938,566,155
Constellation Energy Corp.	4,313,462	1,133,362,141
Duke Energy Corp.	10,518,640	1,319,353,015
Edison International	5,192,164	380,949,073
Entergy Corp.	6,177,948	664,870,764

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	3,110,228	$258,180,026
Eversource Energy	5,079,855	363,666,819
Exelon Corp.	13,805,949	632,588,583
FirstEnergy Corp.	7,024,436	339,350,503
NextEra Energy, Inc.	28,136,544	2,445,628,404
NRG Energy, Inc.	2,847,068	382,332,762
PG&E Corp.	29,713,665	516,423,498
Pinnacle West Capital Corp.	1,634,737	165,092,090
PPL Corp.	10,150,876	357,412,344
Southern Co. (The)	15,209,987	1,437,952,171
Xcel Energy, Inc.	8,423,141	658,689,626

		12,240,935,159

Electrical Equipment — 1.2%
AMETEK, Inc.	3,092,342	747,449,985
Eaton Corp. plc	5,239,436	2,175,413,827
Emerson Electric Co.	7,557,586	1,132,277,535
GE Vernova, Inc.(a)	3,625,556	3,590,351,851
Generac Holdings, Inc.(b)	794,746	156,652,384
Hubbell, Inc., Class B	713,228	337,035,891
Rockwell Automation, Inc.	1,501,658	720,915,973
Vertiv Holdings Co., Class A(a)	5,182,390	1,251,909,952

		10,112,007,398

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	16,598,969	2,667,454,318
CDW Corp.	1,723,491	254,749,205
Coherent Corp.(a)(b)	2,639,927	694,010,409
Corning, Inc. Flex Ltd.(b)	10,566,931 4,961,128	1,460,878,211 564,328,310
Jabil, Inc.	1,423,222	448,386,091
Keysight Technologies, Inc.(b)	2,314,283	738,441,420
TE Connectivity plc	3,938,727	810,156,757
Teledyne Technologies, Inc.(b)	625,161	409,836,797
Zebra Technologies Corp., Class A(a)(b)	642,969	188,917,151

		8,237,158,669

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	13,383,326	809,557,390
Halliburton Co. SLB Ltd.	11,272,052 20,172,192	363,523,677 1,000,339,001

		2,173,420,068

Entertainment — 1.0%
Electronic Arts, Inc.	3,038,991	637,762,651
Live Nation Entertainment, Inc.(a)(b)	2,135,149	371,793,496
Netflix, Inc.(a)(b)	56,814,972	4,074,201,642
Take-Two Interactive Software, Inc.(b)	2,348,425	570,479,401
TKO Group Holdings, Inc., Class A Walt Disney Co. (The)	850,021 23,429,712	154,542,318 2,253,703,997
Warner Bros Discovery, Inc.(b)	33,440,384	879,482,099

		8,941,965,604

Financial Services — 3.5%
Apollo Global Management, Inc.	6,222,902	781,534,262
Berkshire Hathaway, Inc., Class B(b)	24,736,637	12,653,779,291
Block, Inc., Class A(a)(b)	7,221,090	586,641,352
Corpay, Inc.(a)(b)	881,910	336,986,630
Fidelity National Information Services, Inc. Fiserv, Inc.(a)(b)	6,973,647 7,195,014	312,210,176 388,099,055
Global Payments, Inc.	3,137,062	263,764,173
Jack Henry & Associates, Inc.	958,398	147,631,628
Mastercard, Inc., Class A	10,886,807	6,239,229,092
PayPal Holdings, Inc.	11,902,119	680,920,228
Visa, Inc., Class A	22,394,034	8,199,127,668

		30,589,923,555

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.4%
Archer-Daniels-Midland Co.	6,507,763	$515,870,373
Bunge Global SA	1,832,215	194,636,200
General Mills, Inc.	7,200,556	257,419,877
Hershey Co. (The)	1,999,865	350,076,368
Hormel Foods Corp.	3,949,732	98,782,797
J M Smucker Co. (The)	1,438,967	171,611,204
Kraft Heinz Co. (The)	11,519,210	297,771,579
McCormick & Co., Inc. (Non-Voting), NVS	3,433,574	174,768,917
Mondelez International, Inc., Class A	17,319,646	1,079,187,142
Tyson Foods, Inc., Class A	3,806,543	220,627,232

		3,360,751,689

Gas Utilities — 0.0%
Atmos Energy Corp.	2,252,162	389,128,550

Ground Transportation — 0.9%
CSX Corp.	25,071,056	1,263,581,222
Fedex Freight Holding Co., Inc.(a)(b)	1,464,275	205,774,566
JB Hunt Transport Services, Inc.	1,004,880	273,076,140
Norfolk Southern Corp.	3,030,755	1,016,757,687
Old Dominion Freight Line, Inc.	2,468,970	523,767,296
Uber Technologies, Inc.(a)(b)	27,465,318	1,932,459,775
Union Pacific Corp.	8,010,637	2,340,147,387

		7,555,564,073

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	23,508,841	2,484,884,494
Align Technology, Inc.(b)	898,923	152,061,815
Baxter International, Inc.(a)	6,967,759	182,276,576
Becton Dickinson & Co.	3,717,607	615,710,071
Boston Scientific Corp.(a)(b)	20,054,817	937,161,598
Cooper Cos., Inc. (The)(a)(b)	2,632,229	190,362,801
Dexcom, Inc.(b)	5,212,103	434,949,995
Edwards Lifesciences Corp.(a)(b)	7,769,309	668,704,426
GE HealthCare Technologies, Inc	6,137,309	417,459,758
IDEXX Laboratories, Inc.(b)	1,064,467	595,111,566
Insulet Corp.(b)	934,334	154,492,127
Intuitive Surgical, Inc.(a)(b)	4,778,700	1,688,458,071
Medtronic plc	17,322,696	1,479,185,011
ResMed, Inc.	1,956,903	412,867,395
Solventum Corp.(a)(b)	1,986,481	169,724,937
STERIS plc	1,323,280	302,237,152
Stryker Corp.	4,657,102	1,516,818,121
Zimmer Biomet Holdings, Inc.	2,609,904	245,148,283

		12,647,614,197

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	3,159,927	726,878,008
Cencora, Inc.	2,625,052	817,283,690
Centene Corp.(b)	6,326,869	393,657,789
Cigna Group (The)	3,568,120	995,683,886
CVS Health Corp.	17,215,875	1,797,853,826
DaVita, Inc.(a)(b)	433,414	104,058,367
Elevance Health, Inc.	2,929,877	1,101,164,972
HCA Healthcare, Inc.	2,095,005	843,428,063
Henry Schein, Inc.(a)(b)	1,306,230	112,009,222
Humana, Inc.	1,620,136	589,502,685
Labcorp Holdings, Inc.	1,106,690	342,188,548
McKesson Corp.	1,621,979	1,388,722,200
Quest Diagnostics, Inc.	1,490,181	347,227,075
UnitedHealth Group, Inc.	12,253,333	5,077,781,195
Universal Health Services, Inc., Class B	719,016	121,111,055

		14,758,550,581

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc	2,109,229	108,519,832
Healthpeak Properties, Inc.	9,302,299	203,069,187

Security	Shares	Value

Health Care REITs (continued)
Ventas, Inc.	6,560,055	$613,430,743
Welltower, Inc.	9,524,327	2,232,883,222

		3,157,902,984

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	2,025,579	412,772,489

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,593,737	215,960,611

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(b)	5,639,024	854,424,916
Booking Holdings, Inc.	10,454,754	2,016,722,047
Carnival Corp. Ltd.	17,357,736	482,718,638
Chipotle Mexican Grill, Inc., Class A(a)(b)	17,307,758	644,194,753
Darden Restaurants, Inc.	1,545,750	314,683,785
Domino’s Pizza, Inc.	413,075	143,518,778
DoorDash, Inc., Class A(a)(b)	5,106,032	1,001,599,237
Expedia Group, Inc.	1,545,283	455,456,711
Hilton Worldwide Holdings, Inc.	3,071,276	984,313,245
Las Vegas Sands Corp.	4,022,832	196,676,257
Marriott International, Inc., Class A	2,952,823	1,100,900,999
McDonald’s Corp.	9,586,577	2,594,511,199
MGM Resorts International(b)	2,597,212	115,757,739
Norwegian Cruise Line Holdings Ltd.(a)(b)	6,160,644	114,156,733
Royal Caribbean Cruises Ltd.	3,365,359	1,071,193,770
Starbucks Corp.	15,377,098	1,618,439,565
Wynn Resorts Ltd.	1,131,775	112,396,575
Yum! Brands, Inc.	3,718,658	569,995,898

		14,391,660,845

Household Durables — 0.2%
DR Horton, Inc.	3,558,132	509,026,364
Garmin Ltd.	2,213,560	650,299,657
Lennar Corp., Class A	2,904,100	239,152,635
NVR, Inc.(b)	36,798	226,199,146
PulteGroup, Inc.	2,570,396	325,077,982

		1,949,755,784

Household Products — 0.7%
Church & Dwight Co., Inc.	3,197,231	315,918,395
Clorox Co. (The)	1,637,705	156,449,959
Colgate-Palmolive Co.	10,796,519	985,722,185
Kimberly-Clark Corp.	4,478,781	489,575,551
Procter & Gamble Co. (The)	31,419,790	4,539,845,457

		6,487,511,547

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	9,643,555	141,567,387
Vistra Corp.	4,276,287	633,702,971

		775,270,358

Industrial Conglomerates — 0.3%
3M Co.	7,037,144	1,240,507,744
DuPont de Nemours, Inc.	1,840,936	252,208,232
Honeywell International, Inc.(a)	4,283,050	1,040,995,303

		2,533,711,279

Industrial REITs — 0.2%
Prologis, Inc.	12,579,717	1,819,152,875

Insurance — 1.7%
Aflac, Inc.	6,180,538	787,894,984
Allstate Corp. (The)	3,473,605	917,309,608
American International Group, Inc.	7,153,687	562,136,725
Aon plc, Class A	2,881,580	1,038,953,669
Arch Capital Group Ltd.(b)	4,694,903	471,978,599
Arthur J Gallagher & Co.	3,465,959	864,479,494

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	679,238	$189,636,457
Brown & Brown, Inc.	3,932,643	276,858,067
Chubb Ltd.	4,867,205	1,706,831,449
Cincinnati Financial Corp.	2,087,205	370,854,584
Erie Indemnity Co., Class A, NVS	343,802	83,213,836
Everest Group Ltd.	533,927	199,768,787
Globe Life, Inc.	1,047,516	190,909,791
Hartford Insurance Group, Inc. (The)	3,698,436	524,845,053
Loews Corp.	2,276,545	264,101,985
Marsh & McLennan Cos., Inc.	6,500,621	1,233,102,798
MetLife, Inc.	7,292,427	701,021,008
Principal Financial Group, Inc.	2,652,022	301,534,901
Progressive Corp. (The)	7,884,515	1,666,944,161
Prudential Financial, Inc.	4,682,197	571,602,610
Travelers Cos., Inc. (The)	2,869,484	1,074,220,030
Willis Towers Watson plc	1,274,438	428,109,213
WR Berkley Corp.	3,968,201	287,853,301

		14,714,161,110

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A(a)	79,115,850	28,175,527,661
Alphabet, Inc., Class C, NVS	63,771,205	22,744,000,263
Meta Platforms, Inc., Class A	29,630,817	16,495,772,132

		67,415,300,056

IT Services — 0.6%
Accenture plc, Class A	8,283,754	1,374,440,464
Akamai Technologies, Inc.(a)(b)	1,962,057	225,989,725
Cognizant Technology Solutions Corp., Class A	6,393,331	353,870,871
Gartner, Inc.(a)(b)	903,430	136,435,999
GoDaddy, Inc., Class A(a)(b)	1,786,585	147,822,043
International Business Machines Corp.	12,681,204	2,836,151,274
VeriSign, Inc.	1,105,392	320,585,788

		5,395,296,164

Leisure Products — 0.0%

Hasbro, Inc.	1,805,076	169,568,839

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,812,799	527,576,998
Bio-Techne Corp.	2,119,454	152,791,439
Charles River Laboratories International, Inc.(a)(b)	649,913	151,111,272
Danaher Corp.	8,499,074	1,657,149,448
IQVIA Holdings, Inc.(a)(b)	2,251,903	529,242,243
Mettler-Toledo International, Inc.(b)	272,883	386,484,193
Revvity, Inc.(a)	1,505,370	169,384,232
Thermo Fisher Scientific, Inc.(a)	5,014,123	2,879,610,839
Waters Corp.(a)(b)	1,324,720	499,830,103
West Pharmaceutical Services, Inc.	953,167	324,991,820

		7,278,172,587

Machinery — 1.8%
Caterpillar, Inc.	6,214,824	5,063,900,743
Cummins, Inc.	1,861,646	1,180,655,893
Deere & Co.	3,389,322	2,008,749,470
Dover Corp.	1,816,684	371,729,880
Fortive Corp.	4,113,185	243,541,684
IDEX Corp.	998,635	230,135,436
Illinois Tool Works, Inc.	3,532,298	1,013,592,911
Ingersoll Rand, Inc.(a)	4,804,940	400,635,897
Nordson Corp.	716,573	213,381,108
Otis Worldwide Corp.	5,177,289	372,505,944
PACCAR, Inc.	7,101,042	942,166,253
Parker-Hannifin Corp.	1,700,972	1,661,050,187
Pentair plc	2,180,541	142,694,603
Snap-on, Inc.	698,846	286,813,387
Stanley Black & Decker, Inc.	2,098,753	198,500,059

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	2,289,713	$665,985,923
Xylem, Inc.	3,206,952	375,117,175

		15,371,156,553

Media — 0.3%
AppLovin Corp., Class A(a)(b)	3,629,763	1,437,023,172
Charter Communications, Inc., Class A(a)(b)	1,128,727	163,642,840
EchoStar Corp., Class A(a)(b)	1,838,580	154,606,192
Fox Corp., Class A, NVS	2,691,560	156,729,539
Fox Corp., Class B	1,876,224	97,451,074
News Corp., Class A, NVS	4,923,292	135,685,927
News Corp., Class B(a)	1,625,617	50,833,044
Omnicom Group, Inc.	3,845,768	302,661,942
Paramount Skydance Corp., Class B, NVS(a) .	4,223,087	33,615,773
Trade Desk, Inc. (The), Class A(a)(b)	5,761,162	103,931,362

		2,636,180,865

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	19,396,767	1,214,819,517
Newmont Corp.	14,404,476	1,349,843,446
Nucor Corp.	3,072,483	790,519,151
Steel Dynamics, Inc.	1,829,239	459,614,591

		3,814,796,705

Multi-Utilities — 0.6%
Ameren Corp.	3,734,221	409,307,964
CenterPoint Energy, Inc.	8,839,747	371,622,964
CMS Energy Corp.	4,168,518	300,091,611
Consolidated Edison, Inc.	4,972,238	541,228,106
Dominion Energy, Inc.	11,865,957	820,768,246
DTE Energy Co.	2,806,909	398,216,180
NiSource, Inc.	6,469,159	287,424,734
Public Service Enterprise Group, Inc. Sempra	6,723,948 8,820,004	515,592,332 781,011,354
WEC Energy Group, Inc.	4,394,595	480,856,585

		4,906,120,076

Office REITs — 0.0%

BXP, Inc.	1,997,816	140,086,858

Oil, Gas & Consumable Fuels — 3.1%
APA Corp.	4,768,821	177,972,400
Chevron Corp.	25,259,352	4,971,798,254
ConocoPhillips	16,437,815	1,980,427,951
Devon Energy Corp.	15,556,152	702,049,140
Diamondback Energy, Inc.	2,619,146	531,555,681
EOG Resources, Inc.	7,186,903	1,068,620,607
EQT Corp.	8,450,783	450,342,226
Expand Energy Corp. ExxonMobil Holdings Corp.(b)	3,226,996 55,925,739	303,434,434 8,693,096,870
Kinder Morgan, Inc.	26,416,412	850,080,138
Marathon Petroleum Corp.	3,939,260	1,246,657,612
Occidental Petroleum Corp.	9,796,710	559,098,240
ONEOK, Inc.	8,500,590	771,938,578
Phillips 66	5,409,610	1,145,106,245
Targa Resources Corp.	2,896,312	783,075,875
Texas Pacific Land Corp.(a)	782,021	314,826,014
Valero Energy Corp.	4,006,754	1,253,713,327
Williams Cos., Inc. (The)	16,501,519	1,180,518,669

		26,984,312,261

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	8,816,772	770,938,544
Southwest Airlines Co.	6,594,735	296,565,233
United Airlines Holdings, Inc.(b)	4,380,089	531,436,198

		1,598,939,975

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos., Inc (The), Class A	3,336,787	$279,956,430
Kenvue, Inc.	25,905,876	498,429,054

		778,385,484

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	27,552,853	1,799,476,830
Eli Lilly & Co.	10,673,648	12,262,313,768
Johnson & Johnson	32,479,402	8,326,094,703
Merck & Co., Inc.	33,324,671	4,338,872,164
Pfizer, Inc.	76,867,925	1,922,466,804
Viatris, Inc.	15,712,919	275,918,858
Zoetis, Inc., Class A	5,656,755	437,210,594

		29,362,353,721

Professional Services — 0.4%
Automatic Data Processing, Inc.	5,393,139	1,437,055,818
Broadridge Financial Solutions, Inc.	1,560,325	240,212,034
Equifax, Inc.	1,606,403	277,297,286
Jacobs Solutions, Inc.	1,591,810	214,782,923
Leidos Holdings, Inc.	1,697,065	196,180,714
Paychex, Inc.	4,350,463	508,308,097
Verisk Analytics, Inc., Class A	1,767,687	344,433,812

		3,218,270,684

Real Estate Management & Development — 0.1%(b)
CBRE Group, Inc., Class A	3,950,681	579,999,478
CoStar Group, Inc.(a)	5,509,462	158,452,128

		738,451,606

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,874,639	347,951,745
Camden Property Trust	1,355,897	150,246,947
Equity Residential	4,600,159	305,680,565
Essex Property Trust, Inc.	866,762	246,281,755
Invitation Homes, Inc.	7,374,245	219,162,561
Mid-America Apartment Communities, Inc.	1,570,645	207,859,159
UDR, Inc.	3,989,523	152,240,198

		1,629,422,930

Retail REITs — 0.3%
Federal Realty Investment Trust	1,063,156	131,927,028
Kimco Realty Corp.	9,099,272	231,849,451
Realty Income Corp.	12,581,729	803,595,031
Regency Centers Corp.	2,230,828	179,113,180
Simon Property Group, Inc.	4,374,970	1,003,486,869

		2,349,971,559

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(b)	22,001,207	10,475,874,713
Analog Devices, Inc.	6,587,337	2,420,253,487
Applied Materials, Inc.	10,707,596	5,435,925,261
Broadcom, Inc.	63,882,877	24,868,326,359
First Solar, Inc.(a)(b)	1,449,414	305,869,836
Intel Corp.(b)	63,744,826	5,749,783,305
KLA Corp.	17,624,848	3,222,174,711
Lam Research Corp.	16,873,526	4,944,280,589
Marvell Technology, Inc.(a)	11,813,546	2,215,748,688
Microchip Technology, Inc.	7,301,720	542,444,779
Micron Technology, Inc.	15,217,044	12,524,083,723
Monolithic Power Systems, Inc.	663,282	945,860,031
NVIDIA Corp.	326,798,161	65,604,730,821
NXP Semiconductors NV	3,406,708	780,681,205
ON Semiconductor Corp.(b)	5,287,966	431,550,905
Qnity Electronics, Inc.(a)	2,824,808	370,558,313
QUALCOMM, Inc.	14,221,503	2,099,236,058
Skyworks Solutions, Inc.	2,036,030	126,803,948
Teradyne, Inc.(a)	2,112,165	776,621,949

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	12,279,513	$3,385,952,915

		147,226,761,596

Software — 8.4%
Adobe, Inc.(b)	5,453,754	1,365,674,539
Autodesk, Inc.(b)	2,849,132	667,266,714
Cadence Design Systems, Inc.(b)	3,721,189	1,265,278,684
Crowdstrike Holdings, Inc., Class A(b)	13,737,624	2,621,962,917
Datadog, Inc., Class A(b)	4,463,438	1,196,067,481
Fair Isaac Corp.(a)(b)	312,482	350,907,912
Fortinet, Inc.(b)	8,402,540	1,360,791,353
Gen Digital, Inc.	7,458,781	204,743,539
Intuit, Inc.	3,731,599	1,179,446,496
Microsoft Corp.	100,228,970	46,578,406,939
Oracle Corp.	22,894,851	2,973,354,299
Palantir Technologies, Inc., Class A(a)(b)	30,980,289	3,812,434,364
Palo Alto Networks, Inc.(a)(b)	10,942,136	3,630,928,989
PTC, Inc.(a)(b)	1,558,352	213,805,894
Roper Technologies, Inc.	1,361,933	533,836,878
Salesforce, Inc.	11,038,109	2,031,232,818
ServiceNow, Inc.(a)(b)	13,914,613	1,547,722,404
Synopsys, Inc.(b)	2,584,361	1,004,696,182
Trimble, Inc.(a)(b)	3,145,728	177,985,290
Tyler Technologies, Inc.(a)(b)	569,375	176,278,500
Workday, Inc., Class A(a)(b)	2,748,241	440,652,962

		73,333,475,154

Specialized REITs — 0.7%
American Tower Corp.	6,286,276	1,089,788,807
Crown Castle, Inc.	5,889,141	449,341,458
Digital Realty Trust, Inc.	4,693,666	884,849,914
Equinix, Inc.	1,330,405	1,356,055,209
Extra Space Storage, Inc.	2,850,637	422,008,302
Iron Mountain, Inc.	4,014,437	491,045,934
Public Storage	2,262,943	733,578,232
SBA Communications Corp., Class A	1,431,374	259,050,067
VICI Properties, Inc., Class A	14,745,072	388,532,647
Weyerhaeuser Co.	9,728,638	243,507,809

		6,317,758,379

Specialty Retail — 1.5%
AutoZone, Inc.(a)(b)	222,691	671,691,729
Best Buy Co., Inc.	2,638,371	227,585,883
Carvana Co., Class A(b)	9,664,272	602,664,002
Home Depot, Inc. (The)	13,439,042	4,461,224,382
Lowe’s Cos., Inc.	7,557,106	1,570,442,198
O’Reilly Automotive, Inc.(b)	11,181,779	999,091,954
Ross Stores, Inc.	4,346,389	1,091,247,886
TJX Cos., Inc. (The)	14,920,504	2,347,592,099
Tractor Supply Co.	7,076,329	217,738,643
Ulta Beauty, Inc.(a)(b)	587,455	301,264,548
Williams-Sonoma, Inc.	1,588,270	363,173,818

		12,853,717,142

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	198,170,343	61,216,800,656
Dell Technologies, Inc., Class C(a)	3,903,010	1,582,163,164
Hewlett Packard Enterprise Co.	17,902,481	857,528,840
HP, Inc.	12,340,011	336,512,100
NetApp, Inc	2,662,758	475,302,303
Sandisk Corp.(b)	1,998,048	2,427,288,652
Seagate Technology Holdings plc	3,025,134	2,589,907,971
Super Micro Computer, Inc.(a)(b)	7,593,181	215,646,340
Western Digital Corp.	4,650,344	2,533,693,425

		72,234,843,451

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)(b)	1,921,827	$186,186,600
Lululemon Athletica, Inc.(b)	1,413,013	167,964,855
NIKE, Inc., Class B	16,184,155	675,041,105
Ralph Lauren Corp., Class A	521,142	198,211,148
Tapestry, Inc.	2,725,721	415,318,109

		1,642,721,817

Tobacco — 0.6%
Altria Group, Inc.	22,531,475	1,539,575,687
Philip Morris International, Inc.	21,029,064	4,012,765,992

		5,552,341,679

Trading Companies & Distributors — 0.3%
Fastenal Co.	15,489,696	739,013,396
United Rentals, Inc.	844,904	911,871,091
WW Grainger, Inc.	585,845	809,766,676

		2,460,651,163

Water Utilities — 0.0%
American Water Works Co., Inc.	2,635,281	353,575,652

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	6,278,321	1,084,328,820

Total Common Stocks — 99.8% (Cost: $796,768,635,865)		868,600,803,572

Rights

Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR (b)(d)	2,843,388	28,434

Total Rights — 0.0% (Cost: $28,434)		28,434

Total Long-Term Investments — 99.8% (Cost: $796,768,664,299)		868,600,832,006

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%(c)(e)
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%	1,034,257,726	$1,034,568,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%	1,429,432,569	1,429,432,569

Total Short-Term Securities — 0.3% (Cost: $2,463,455,780)		2,464,000,572

Total Investments — 100.1% (Cost: $799,232,120,079)		871,064,832,578

Liabilities in Excess of Other Assets — (0.1)%		(477,145,960)

Net Assets — 100.0%		$870,587,686,618

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5,259	09/18/26	$1,977,187	$6,736,482

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$868,600,803,572	$—	$—	$868,600,803,572
Rights	—	—	28,434	28,434
Short-Term Securities
Money Market Funds	2,464,000,572	—	—	2,464,000,572

	$871,064,804,144	$—	$28,434	$871,064,832,578

Derivative Financial Instruments(a)
Assets
Equity contracts	$6,736,482	$—	$—	$6,736,482

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S

Statement of Assets and Liabilities (unaudited) July 31, 2026

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$866,476,786,088
Investments, at value — affiliated(c)	4,588,046,490
Cash	69,159
Cash pledged:
Futures contracts	141,947,000
Receivables:
Securities lending income — affiliated	299,678
Capital shares sold	4,104,647
Dividends — unaffiliated	415,467,268
Dividends — affiliated	3,896,866
Variation margin on futures contracts	11,942,050

Total assets	871,642,559,246

LIABILITIES
Collateral on securities loaned	1,032,421,304
Payables:
Investment advisory fees	22,451,324

Total liabilities	1,054,872,628

Commitments and contingent liabilities

NET ASSETS	$870,587,686,618

NET ASSETS CONSIST OF:
Paid-in capital	$774,948,067,863
Accumulated earnings	95,639,618,755

NET ASSETS	$870,587,686,618

NET ASSET VALUE

Shares outstanding	1,160,600,000

Net asset value	$750.12

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$794,745,546,342
(b) Securities loaned, at value	$1,008,611,368
(c) Investments, at cost — affiliated	$4,486,573,737

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

MSCI	Morgan Stanley Capital International

Nasdaq	National Association of Securities Dealers Automated Quotations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y  O F  T E R M S  U S E D  I N  T H E S E  F I N A N C I A L  S T A T E M E N T S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Large Cap 10% Target Buffer Mar ETF | TENM | Cboe BZX Exchange
●iShares Large Cap 10% Target Buffer Jun ETF | TENJ | Cboe BZX Exchange
●iShares Large Cap 10% Target Buffer Sep ETF | STEN | Cboe BZX Exchange
●iShares Large Cap 10% Target Buffer Dec ETF | TEND | Cboe BZX Exchange

Table of Contents
2

Schedule of Investments
July 31, 2026
iShares® Large Cap 10% Target Buffer Mar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 103.0%
iShares Core S&P 500 ETF(a)(b)	62,750	$ 47,082,580
Total Long-Term Investments — 103.0% (Cost: $41,365,745)		47,082,580
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	369,749	369,749
Total Short-Term Securities — 0.8% (Cost: $369,749)		369,749
Options Purchased — 1.9% (Cost: $2,879,674)		869,283
Total Investments Before Options Written — 105.7% (Cost: $44,615,168)		48,321,612
Options Written — (5.8)% (Premiums Received: $(2,392,825))		(2,657,697)
Total Investments Net of Options Written — 99.9% (Cost: $42,222,343)		45,663,915
Other Assets Less Liabilities — 0.1%		47,512
Net Assets — 100.0%		$ 45,711,427

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 369,749 (b)	$ —	$ —	$ —	$ 369,749	369,749	$ 19,111	$ —
iShares Core S&P 500 ETF	—	217,686,425	(175,410,174)	(910,506)	5,716,835	47,082,580	62,750	1,257,695	—
				$ (910,506)	$ 5,716,835	$ 47,452,329		$ 1,276,806	$ —

(a)	The Fund commenced operations on October 21, 2025.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	23	09/18/26	$ 865	$ 6,913
Schedule of Investments
3

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Mar ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	639	04/01/27	USD	653.21	USD	47,945	$869,283
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	639	04/01/27	USD	776.60	USD	47,945	$(2,162,191)
Put
iShares Core S&P 500 ETF	639	04/01/27	USD	587.89	USD	47,945	(495,506)
							$(2,657,697)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (2,392,825)	$ 1,246,234	$ (1,511,106)	$ (2,657,697)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 6,913	$ —	$ —	$ —	$ 6,913
Options purchased
Investments at value — unaffiliated(b)	—	—	869,283	—	—	—	869,283
	$ —	$ —	$ 876,196	$ —	$ —	$ —	$ 876,196
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 2,657,697	$ —	$ —	$ —	$ 2,657,697

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Mar ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 57,724	$ —	$ —	$ —	$ 57,724
Options purchased(a)(b)	—	—	(3,547,782)	—	—	—	(3,547,782)
Options written(a)	—	—	5,053,551	—	—	—	5,053,551
	$ —	$ —	$ 1,563,493	$ —	$ —	$ —	$ 1,563,493
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 6,913	$ —	$ —	$ —	$ 6,913
Options purchased(c)	—	—	(2,010,391)	—	—	—	(2,010,391)
Options written	—	—	(264,872)	—	—	—	(264,872)
	$ —	$ —	$ (2,268,350)	$ —	$ —	$ —	$ (2,268,350)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 1,025,816
Options:
Average value of option contracts purchased	1,394,467
Average value of option contracts written	2,042,727

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 47,082,580	$ —	$ —	$ 47,082,580
Short-Term Securities
Money Market Funds	369,749	—	—	369,749
Options Purchased
Equity Contracts	869,283	—	—	869,283
	$ 48,321,612	$ —	$ —	$ 48,321,612
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 6,913	$ —	$ —	$ 6,913
Liabilities
Equity Contracts	(2,657,697)	—	—	(2,657,697)
	$ (2,650,784)	$ —	$ —	$ (2,650,784)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments
5

Schedule of Investments
July 31, 2026
iShares® Large Cap 10% Target Buffer Jun ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 98.2%
iShares Core S&P 500 ETF(a)(b)	52,150	$ 39,129,188
Total Long-Term Investments — 98.2% (Cost: $37,919,986)		39,129,188
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	167,302	167,302
Total Short-Term Securities — 0.4% (Cost: $167,302)		167,302
Options Purchased — 5.1% (Cost: $2,189,357)		2,033,769
Total Investments Before Options Written — 103.7% (Cost: $40,276,645)		41,330,259
Options Written — (3.8)% (Premiums Received: $(1,738,461))		(1,515,291)
Total Investments Net of Options Written — 99.9% (Cost: $38,538,184)		39,814,968
Other Assets Less Liabilities — 0.1%		34,654
Net Assets — 100.0%		$ 39,849,622

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 167,302 (b)	$ —	$ —	$ —	$ 167,302	167,302	$ 2,950	$ —
iShares Core S&P 500 ETF	—	38,962,188	(1,154,424)	112,222	1,209,202	39,129,188	52,150	102,029	—
				$ 112,222	$ 1,209,202	$ 39,296,490		$ 104,979	$ —

(a)	The Fund commenced operations on October 21, 2025.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	17	09/18/26	$ 639	$ 1,663
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Jun ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	530	07/01/27	USD	748.89	USD	39,767	$2,033,769
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	530	07/01/27	USD	891.33	USD	39,767	$(374,228)
Put
iShares Core S&P 500 ETF	530	07/01/27	USD	674.00	USD	39,767	(1,141,063)
							$(1,515,291)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (1,738,461)	$ 223,170	$ —	$ (1,515,291)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,663	$ —	$ —	$ —	$ 1,663
Options purchased
Investments at value — unaffiliated(b)	—	—	2,033,769	—	—	—	2,033,769
	$ —	$ —	$ 2,035,432	$ —	$ —	$ —	$ 2,035,432
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 1,515,291	$ —	$ —	$ —	$ 1,515,291

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
Schedule of Investments
7

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Jun ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 10,859	$ —	$ —	$ —	$ 10,859
Options purchased(a)(b)	—	—	(510,775)	—	—	—	(510,775)
Options written(a)	—	—	439,280	—	—	—	439,280
	$ —	$ —	$ (60,636)	$ —	$ —	$ —	$ (60,636)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,663	$ —	$ —	$ —	$ 1,663
Options purchased(c)	—	—	(155,588)	—	—	—	(155,588)
Options written	—	—	223,170	—	—	—	223,170
	$ —	$ —	$ 69,245	$ —	$ —	$ —	$ 69,245

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 291,208
Options:
Average value of option contracts purchased	717,198
Average value of option contracts written	575,416

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 39,129,188	$ —	$ —	$ 39,129,188
Short-Term Securities
Money Market Funds	167,302	—	—	167,302
Options Purchased
Equity Contracts	2,033,769	—	—	2,033,769
	$ 41,330,259	$ —	$ —	$ 41,330,259
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,663	$ —	$ —	$ 1,663
Liabilities
Equity Contracts	(1,515,291)	—	—	(1,515,291)
	$ (1,513,628)	$ —	$ —	$ (1,513,628)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares® Large Cap 10% Target Buffer Sep ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 98.8%
iShares Core S&P 500 ETF(a)(b)	51,050	$ 38,303,836
Total Long-Term Investments — 98.8% (Cost: $34,478,707)		38,303,836
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	499,144	499,144
Total Short-Term Securities — 1.3% (Cost: $499,144)		499,144
Options Purchased — 0.4% (Cost: $1,841,775)		167,466
Total Investments Before Options Written — 100.5% (Cost: $36,819,626)		38,970,446
Options Written — (0.6)% (Premiums Received: $(1,392,988))		(242,337)
Total Investments Net of Options Written — 99.9% (Cost: $35,426,638)		38,728,109
Other Assets Less Liabilities — 0.1%		33,141
Net Assets — 100.0%		$ 38,761,250

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 499,144 (b)	$ —	$ —	$ —	$ 499,144	499,144	$ 11,614	$ —
iShares Core S&P 500 ETF	—	76,366,335	(42,105,507)	217,879	3,825,129	38,303,836	51,050	288,933	—
				$ 217,879	$ 3,825,129	$ 38,802,980		$ 300,547	$ —

(a)	The Fund commenced operations on September 30, 2025.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	17	09/18/26	$ 639	$ 5,110
Schedule of Investments
9

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Sep ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	519	10/01/26	USD	669.30	USD	38,942	$167,466
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	519	10/01/26	USD	787.30	USD	38,942	$(176,107)
Put
iShares Core S&P 500 ETF	519	10/01/26	USD	602.37	USD	38,942	(66,230)
							$(242,337)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (1,392,988)	$ 1,150,651	$ —	$ (242,337)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 5,110	$ —	$ —	$ —	$ 5,110
Options purchased
Investments at value — unaffiliated(b)	—	—	167,466	—	—	—	167,466
	$ —	$ —	$ 172,576	$ —	$ —	$ —	$ 172,576
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 242,337	$ —	$ —	$ —	$ 242,337

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Sep ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 43,264	$ —	$ —	$ —	$ 43,264
Options purchased(a)(b)	—	—	(20,732)	—	—	—	(20,732)
Options written(a)	—	—	13,824	—	—	—	13,824
	$ —	$ —	$ 36,356	$ —	$ —	$ —	$ 36,356
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 5,110	$ —	$ —	$ —	$ 5,110
Options purchased(c)	—	—	(1,674,309)	—	—	—	(1,674,309)
Options written	—	—	1,150,651	—	—	—	1,150,651
	$ —	$ —	$ (518,548)	$ —	$ —	$ —	$ (518,548)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 926,304
Options:
Average value of option contracts purchased	1,346,004
Average value of option contracts written	1,241,606

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 38,303,836	$ —	$ —	$ 38,303,836
Short-Term Securities
Money Market Funds	499,144	—	—	499,144
Options Purchased
Equity Contracts	167,466	—	—	167,466
	$ 38,970,446	$ —	$ —	$ 38,970,446
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 5,110	$ —	$ —	$ 5,110
Liabilities
Equity Contracts	(242,337)	—	—	(242,337)
	$ (237,227)	$ —	$ —	$ (237,227)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments
11

Schedule of Investments
July 31, 2026
iShares® Large Cap 10% Target Buffer Dec ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 99.7%
iShares Core S&P 500 ETF(a)(b)	91,700	$ 68,804,344
Total Long-Term Investments — 99.7% (Cost: $63,533,823)		68,804,344
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	659,378	659,378
Total Short-Term Securities — 1.0% (Cost: $659,378)		659,378
Options Purchased — 1.6% (Cost: $3,300,365)		1,136,257
Total Investments Before Options Written — 102.3% (Cost: $67,493,566)		70,599,979
Options Written — (2.4)% (Premiums Received: $(2,741,969))		(1,628,754)
Total Investments Net of Options Written — 99.9% (Cost: $64,751,597)		68,971,225
Other Assets Less Liabilities — 0.1%		57,851
Net Assets — 100.0%		$ 69,029,076

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/07/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 659,378 (b)	$ —	$ —	$ —	$ 659,378	659,378	$ 11,344	$ —
iShares Core S&P 500 ETF	—	350,544,126	(301,273,609)	14,263,306	5,270,521	68,804,344	91,700	348,827	—
				$ 14,263,306	$ 5,270,521	$ 69,463,722		$ 360,171	$ —

(a)	The Fund commenced operations on October 07, 2025.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	30	09/18/26	$ 1,128	$ 7,951
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Dec ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	932	01/04/27	USD	684.94	USD	69,930	$1,136,257
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	932	01/04/27	USD	798.98	USD	69,930	$(1,073,012)
Put
iShares Core S&P 500 ETF	932	01/04/27	USD	616.45	USD	69,930	(555,742)
							$(1,628,754)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (2,741,969)	$ 1,304,014	$ (190,799)	$ (1,628,754)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 7,951	$ —	$ —	$ —	$ 7,951
Options purchased
Investments at value — unaffiliated(b)	—	—	1,136,257	—	—	—	1,136,257
	$ —	$ —	$ 1,144,208	$ —	$ —	$ —	$ 1,144,208
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 1,628,754	$ —	$ —	$ —	$ 1,628,754

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
Schedule of Investments
13

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap 10% Target Buffer Dec ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 294,193	$ —	$ —	$ —	$ 294,193
Options purchased(a)(b)	—	—	(5,579,675)	—	—	—	(5,579,675)
Options written(a)	—	—	1,901,377	—	—	—	1,901,377
	$ —	$ —	$ (3,384,105)	$ —	$ —	$ —	$ (3,384,105)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 7,951	$ —	$ —	$ —	$ 7,951
Options purchased(c)	—	—	(2,164,108)	—	—	—	(2,164,108)
Options written	—	—	1,113,215	—	—	—	1,113,215
	$ —	$ —	$ (1,042,942)	$ —	$ —	$ —	$ (1,042,942)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 1,482,800
Options:
Average value of option contracts purchased	3,027,504
Average value of option contracts written	3,209,392

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 68,804,344	$ —	$ —	$ 68,804,344
Short-Term Securities
Money Market Funds	659,378	—	—	659,378
Options Purchased
Equity Contracts	1,136,257	—	—	1,136,257
	$ 70,599,979	$ —	$ —	$ 70,599,979
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 7,951	$ —	$ —	$ 7,951
Liabilities
Equity Contracts	(1,628,754)	—	—	(1,628,754)
	$ (1,620,803)	$ —	$ —	$ (1,620,803)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
142026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2026

	iShares Large Cap 10% Target Buffer Mar ETF	iShares Large Cap 10% Target Buffer Jun ETF	iShares Large Cap 10% Target Buffer Sep ETF	iShares Large Cap 10% Target Buffer Dec ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 869,283	$ 2,033,769	$ 167,466	$ 1,136,257
Investments, at value — affiliated(b)	47,452,329	39,296,490	38,802,980	69,463,722
Cash	1	113	2	398
Cash pledged:
Futures contracts	59,000	44,000	43,000	76,000
Receivables:
Dividends — affiliated	1,220	278	1,552	1,573
Variation margin on futures contracts	5,376	3,974	3,973	7,012
Total assets	48,387,209	41,378,624	39,018,973	70,684,962
LIABILITIES
Options written, at value(c)	2,657,697	1,515,291	242,337	1,628,754
Payables:
Investment advisory fees	18,085	13,711	15,386	27,132
Total liabilities	2,675,782	1,529,002	257,723	1,655,886
Commitments and contingent liabilities
NET ASSETS	$ 45,711,427	$ 39,849,622	$ 38,761,250	$ 69,029,076
NET ASSETS CONSIST OF:
Paid-in capital	$ 41,990,568	$ 38,538,982	$ 35,325,489	$ 64,665,092
Accumulated earnings	3,720,859	1,310,640	3,435,761	4,363,984
NET ASSETS	$ 45,711,427	$ 39,849,622	$ 38,761,250	$ 69,029,076

NET ASSET VALUE
Shares outstanding	$ 1,680,000	$ 1,440,000	$ 1,400,000	$ 2,520,000
Net asset value	$ 27.21	$ 27.67	$ 27.69	$ 27.39
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$ 2,879,674	$ 2,189,357	$ 1,841,775	$ 3,300,365
(b) Investments, at cost — affiliated	$ 41,735,494	$ 38,087,288	$ 34,977,851	$ 64,193,201
(c) Premiums received	$ 2,392,825	$ 1,738,461	$ 1,392,988	$ 2,741,969
See notes to financial statements.
Statements of Assets and Liabilities
15

Statements of Operations
Period Ended July 31, 2026

	iShares Large Cap 10% Target Buffer Mar ETF(a)	iShares Large Cap 10% Target Buffer Jun ETF(a)	iShares Large Cap 10% Target Buffer Sep ETF(b)	iShares Large Cap 10% Target Buffer Dec ETF(c)
INVESTMENT INCOME
Dividends — affiliated	$ 1,276,806	$ 104,979	$ 300,547	$ 360,171
Interest — unaffiliated	889	262	1,127	2,378
Total investment income	1,277,695	105,241	301,674	362,549
EXPENSES
Investment advisory	394,770	54,545	151,322	301,284
Interest expense	229	102	92	1,444
Total expenses	394,999	54,647	151,414	302,728
Less:
Investment advisory fees waived	(23,998)	(3,285)	(9,191)	(18,111)
Total expenses after fees waived	371,001	51,362	142,223	284,617
Net investment income	906,694	53,879	159,451	77,932
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(122,002)	(698)	23,153	(260,510)
Investments — affiliated	1,096	543	153	7,637
Options written	197,319	1,536	(1,008)	56,624
Futures contracts	57,724	10,859	43,264	294,193
In-kind redemptions — unaffiliated(d)	1,430,452	(72,333)	(29,053)	(3,474,412)
In-kind redemptions — affiliated(d)	(911,602)	111,679	217,726	14,255,669
	652,987	51,586	254,235	10,879,201
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,010,391)	(155,588)	(1,674,309)	(2,164,108)
Investments — affiliated	5,716,835	1,209,202	3,825,129	5,270,521
Options written	(264,872)	223,170	1,150,651	1,113,215
Futures contracts	6,913	1,663	5,110	7,951
	3,448,485	1,278,447	3,306,581	4,227,579
Net realized and unrealized gain	4,101,472	1,330,033	3,560,816	15,106,780
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,008,166	$ 1,383,912	$ 3,720,267	$ 15,184,712

(a)	For the period from October 21, 2025 (commencement of operations) to July 31, 2026.
(b)	For the period from September 30, 2025 (commencement of operations) to July 31, 2026.
(c)	For the period from October 7, 2025 (commencement of operations) to July 31, 2026.
(d)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
162026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Large Cap 10% Target Buffer Mar ETF	iShares Large Cap 10% Target Buffer Jun ETF
	Period From 10/21/25(a) to 07/31/26	Period From 10/21/25(a) to 07/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 906,694	$ 53,879
Net realized gain	652,987	51,586
Net change in unrealized appreciation (depreciation)	3,448,485	1,278,447
Net increase in net assets resulting from operations	5,008,166	1,383,912
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(555,262)	(31,618)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,258,523	38,497,328
NET ASSETS
Total increase in net assets	45,711,427	39,849,622
Beginning of period	—	—
End of period	$ 45,711,427	$ 39,849,622

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
17

Statements of Changes in Net Assets (continued)

	iShares Large Cap 10% Target Buffer Sep ETF	iShares Large Cap 10% Target Buffer Dec ETF
	Period From 09/30/25(a) to 07/31/26	Period From 10/07/25(a) to 07/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 159,451	$ 77,932
Net realized gain	254,235	10,879,201
Net change in unrealized appreciation (depreciation)	3,306,581	4,227,579
Net increase in net assets resulting from operations	3,720,267	15,184,712
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(95,833)	(21,384)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	35,136,816	53,865,748
NET ASSETS
Total increase in net assets	38,761,250	69,029,076
Beginning of period	—	—
End of period	$ 38,761,250	$ 69,029,076

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
182026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Large Cap 10% Target Buffer Mar ETF
Period From 10/21/25(a) to 07/31/26
Net asset value, beginning of period	$ 25.00
Net investment income(b)	0.23
Net realized and unrealized gain(c)	2.05
Net increase from investment operations	2.28
Distributions(d)
From net investment income	(0.07)
From net realized gain	(0.00)(e)
Total distributions	(0.07)
Net asset value, end of period	$ 27.21
Total Return(f)
Based on net asset value	9.16%(g)
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)
Total expenses after fees waived	0.47%(i)
Net investment income	1.15%(i)
Supplemental Data
Net assets, end of period (000)	$ 45,711
Portfolio turnover rate(j)	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
19

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap 10% Target Buffer Jun ETF
Period From 10/21/25(a) to 07/31/26
Net asset value, beginning of period	$ 25.00
Net investment income(b)	0.10
Net realized and unrealized gain(c)	2.64
Net increase from investment operations	2.74
Distributions(d)
From net investment income	(0.06)
From net realized gain	(0.01)
Total distributions	(0.07)
Net asset value, end of period	$ 27.67
Total Return(e)
Based on net asset value	11.00%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)
Total expenses after fees waived	0.47%(h)
Net investment income	0.49%(h)
Supplemental Data
Net assets, end of period (000)	$ 39,850
Portfolio turnover rate(i)	5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
202026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap 10% Target Buffer Sep ETF
Period From 09/30/25(a) to 07/31/26
Net asset value, beginning of period	$ 25.00
Net investment income(b)	0.11
Net realized and unrealized gain(c)	2.66
Net increase from investment operations	2.77
Distributions(d)
From net investment income	(0.05)
From net realized gain	(0.03)
Total distributions	(0.08)
Net asset value, end of period	$ 27.69
Total Return(e)
Based on net asset value	11.09%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)
Total expenses after fees waived	0.47%(h)
Net investment income	0.53%(h)
Supplemental Data
Net assets, end of period (000)	$ 38,761
Portfolio turnover rate(i)	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
21

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap 10% Target Buffer Dec ETF
Period From 10/07/25(a) to 07/31/26
Net asset value, beginning of period	$ 25.00
Net investment income(b)	0.03
Net realized and unrealized gain(c)	2.40
Net increase from investment operations	2.43
Distributions(d)
From net investment income	(0.03)
From net realized gain	(0.01)
Total distributions	(0.04)
Net asset value, end of period	$ 27.39
Total Return(e)
Based on net asset value	9.72%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)
Total expenses after fees waived	0.47%(h)
Net investment income	0.13%(h)
Supplemental Data
Net assets, end of period (000)	$ 69,029
Portfolio turnover rate(i)	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
222026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Large Cap 10% Target Buffer Mar(a)	Non-diversified
Large Cap 10% Target Buffer Jun(a)	Non-diversified
Large Cap 10% Target Buffer Sep(b)	Non-diversified
Large Cap 10% Target Buffer Dec(c)	Non-diversified

(a)	The Fund commenced operations on October 21, 2025.
(b)	The Fund commenced operations on September 30, 2025.
(c)	The Fund commenced operations on October 7, 2025.
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to
Notes to Financial Statements
23

Notes to Financial Statements  (continued)
transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the
242026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.
The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the purchaser (holder) of the option the right (but not the obligation) to sell, and obligates the seller (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Large Cap 10% Target Buffer Mar	0.50%
Large Cap 10% Target Buffer Jun	0.50
Large Cap 10% Target Buffer Sep	0.50
Large Cap 10% Target Buffer Dec	0.50
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund, in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund, in other funds advised by BFA, or its affiliates, through November 30, 2030. The contractual waiver may be terminated prior to November 30, 2030, only upon written agreement of the Trust and BFA. These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Large Cap 10% Target Buffer Mar	$ 23,998
Large Cap 10% Target Buffer Jun	3,285
Large Cap 10% Target Buffer Sep	9,191
Large Cap 10% Target Buffer Dec	18,111
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
25

Notes to Financial Statements  (continued)
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
6.
PURCHASES AND SALES
For the period ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Large Cap 10% Target Buffer Mar	$ 219,911,217	$ 2,515,427
Large Cap 10% Target Buffer Jun	39,866,872	750,607
Large Cap 10% Target Buffer Sep	76,899,351	579,006
Large Cap 10% Target Buffer Dec	351,559,317	1,147,707
For the period ended July 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Large Cap 10% Target Buffer Mar	$ —	$ 174,721,548
Large Cap 10% Target Buffer Jun	—	1,123,335
Large Cap 10% Target Buffer Sep	—	41,938,419
Large Cap 10% Target Buffer Dec	—	300,924,384
7.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Large Cap 10% Target Buffer Mar	$ 732,045	$ (732,045)
Large Cap 10% Target Buffer Jun	41,654	(41,654)
Large Cap 10% Target Buffer Sep	188,673	(188,673)
Large Cap 10% Target Buffer Dec	10,799,344	(10,799,344)
The tax character of distributions paid was as follows:
iShares ETF	Period Ended 07/31/26
Large Cap 10% Target Buffer Mar
Ordinary income	$ 554,351
Long-term capital gains	911
$ 555,262
Large Cap 10% Target Buffer Jun
Ordinary income	$ 30,100
Long-term capital gains	1,518
$ 31,618
Large Cap 10% Target Buffer Sep
Ordinary income	$ 73,037
Long-term capital gains	22,796
$ 95,833
Large Cap 10% Target Buffer Dec
Ordinary income	$ 17,829
Long-term capital gains	3,555
$ 21,384
262026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Large Cap 10% Target Buffer Mar	$ 506,690	$ —	$ 3,214,169	$ 3,720,859
Large Cap 10% Target Buffer Jun	32,874	9,371	1,268,395	1,310,640
Large Cap 10% Target Buffer Sep	152,667	23,586	3,259,508	3,435,761
Large Cap 10% Target Buffer Dec	417,113	199,203	3,747,668	4,363,984

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap 10% Target Buffer Mar	$ 44,618,212	$ 6,963,069	$ (3,524,541)	$ 3,438,528
Large Cap 10% Target Buffer Jun	40,276,645	1,432,372	(155,588)	1,276,784
Large Cap 10% Target Buffer Sep	36,819,785	4,975,780	(1,674,468)	3,301,312
Large Cap 10% Target Buffer Dec	67,493,873	6,574,536	(2,355,215)	4,219,321

8.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
27

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.
9.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 07/31/26
iShares ETF	Shares	Amount
Large Cap 10% Target Buffer Mar(a)
Shares sold	8,920,000	$222,505,910
Shares redeemed	(7,240,000)	(181,247,387)
	1,680,000	$41,258,523
Large Cap 10% Target Buffer Jun(a)
Shares sold	1,480,000	$39,600,589
Shares redeemed	(40,000)	(1,103,261)
	1,440,000	$38,497,328
Large Cap 10% Target Buffer Sep(b)
Shares sold	3,120,000	$78,128,671
Shares redeemed	(1,720,000)	(42,991,855)
	1,400,000	$35,136,816
Large Cap 10% Target Buffer Dec(c)
Shares sold	14,240,000	$357,246,555
Shares redeemed	(11,720,000)	(303,380,807)
	2,520,000	$53,865,748

(a)	Commencement of operations was October 21, 2025.
(b)	Commencement of operations was September 30, 2025.
(c)	Commencement of operations was October 7, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
282026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Large Cap 10% Target Buffer Mar ETF(1) iShares Large Cap 10% Target Buffer Jun ETF(1) iShares Large Cap 10% Target Buffer Sep ETF(2) iShares Large Cap 10% Target Buffer Dec ETF(3)
(1)
Statement of operations and statement of changes in net assets for the period October 21, 2025 (commencement of operations) to July 31, 2026
(2)
Statement of operations and statement of changes in net assets for the period September 30, 2025 (commencement of operations) to July 31, 2026
(3)
Statement of operations and statement of changes in net assets for the period October 7, 2025 (commencement of operations) to July 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
302026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal period ended July 31, 2026:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Large Cap 10% Target Buffer Mar	$ 96,212
Large Cap 10% Target Buffer Jun	2,757
Large Cap 10% Target Buffer Sep	22,796
Large Cap 10% Target Buffer Dec	10,061
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended July 31, 2026:
iShares ETF	Federal Obligation Interest
Large Cap 10% Target Buffer Mar	$ 9,011
Large Cap 10% Target Buffer Jun	1,391
Large Cap 10% Target Buffer Sep	5,476
Large Cap 10% Target Buffer Dec	5,349
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended July 31, 2026:
iShares ETF	Interest Dividends
Large Cap 10% Target Buffer Mar	$ 19,077
Large Cap 10% Target Buffer Jun	2,944
Large Cap 10% Target Buffer Sep	11,593
Large Cap 10% Target Buffer Dec	11,324
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended July 31, 2026:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
Large Cap 10% Target Buffer Mar	$ 19,111	$ 614
Large Cap 10% Target Buffer Jun	2,950	1,012
Large Cap 10% Target Buffer Sep	11,614	15,257
Large Cap 10% Target Buffer Dec	11,344	2,408
Important Tax Information
31

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
322026 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Large Cap 10% Target Buffer Mar ETF, iShares Large Cap 10% Target Buffer Jun ETF, iShares Large Cap 10% Target Buffer Sep ETF, iShares Large Cap 10% Target Buffer Dec ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective.  The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
33

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
342026 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
35

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
362026 iShares Annual Financial Statements and Additional Information

Additional Financial Information

Schedule of Investments (Unaudited)

July 31, 2026

Statement of Assets and Liabilities (Unaudited)

July 31, 2026

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

Schedule of Investments (unaudited) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)(b)	1,087,662	$574,024,497
Boeing Co. (The)(a)(b)	10,636,053	2,298,876,495
GE Aerospace	14,076,922	5,068,677,305
General Dynamics Corp.	3,425,121	1,313,259,894
Honeywell Aerospace, Inc.(b)	4,283,050	885,477,757
Howmet Aerospace, Inc.	5,398,864	1,523,883,353
Huntington Ingalls Industries, Inc.	531,425	173,483,691
L3Harris Technologies, Inc.	2,513,350	696,348,751
Lockheed Martin Corp.	2,737,411	1,595,198,886
Northrop Grumman Corp.	1,801,759	977,418,222
RTX Corp.	18,170,444	3,910,642,958
Textron, Inc.(a)	2,346,147	200,032,493
TransDigm Group, Inc.	755,126	947,214,952

		20,164,539,254

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,590,841	235,014,941
Expeditors International of Washington, Inc.	1,764,689	296,273,636
FedEx Corp.	2,962,229	910,589,195
United Parcel Service, Inc., Class B	10,073,363	1,049,845,892

		2,491,723,664

Automobile Components — 0.0%

Aptiv plc(b)	2,855,310	161,239,356

Automobiles — 1.6%
Ford Motor Co.	52,807,894	775,219,884
General Motors Co.	12,165,708	1,081,044,813
Tesla, Inc.(b)	37,985,354	11,821,422,018

		13,677,686,715

Banks — 3.6%
Bank of America Corp.	88,091,320	5,457,257,274
Citigroup, Inc.	23,012,315	3,047,981,122
Citizens Financial Group, Inc.	5,705,947	408,831,102
Fifth Third Bancorp	12,228,672	690,919,968
Huntington Bancshares, Inc.	27,350,994	466,060,938
JPMorgan Chase & Co	36,153,996	12,718,614,253
KeyCorp.	12,434,945	280,905,407
M&T Bank Corp.	1,975,814	486,623,230
PNC Financial Services Group, Inc. (The)	5,417,787	1,353,742,438
Regions Financial Corp.	11,514,276	356,366,842
Truist Financial Corp.	16,809,978	871,429,259
US Bancorp.	20,944,294	1,319,699,965
Wells Fargo & Co.	41,290,088	3,569,528,108

		31,027,959,906

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	2,271,631	65,263,959
Coca-Cola Co. (The)	52,246,668	4,576,285,650
Constellation Brands, Inc., Class A	1,881,623	245,043,763
Keurig Dr Pepper, Inc.	18,357,610	571,288,823
Molson Coors Beverage Co., Class B	2,164,419	89,953,254
Monster Beverage Corp.(b)	9,632,990	928,427,576
PepsiCo, Inc.	18,440,847	2,573,604,607

		9,049,867,632

Biotechnology — 1.7%
AbbVie, Inc.	23,838,646	5,982,069,827
Amgen, Inc.	7,280,626	2,804,205,910
Biogen, Inc.(b)	1,992,169	404,310,699
Gilead Sciences, Inc.	16,752,284	2,181,314,900
Incyte Corp.(a)(b)	2,265,514	270,774,233
Moderna, Inc.(a)(b)	4,764,533	261,191,699
Regeneron Pharmaceuticals, Inc.	1,348,135	1,028,128,195

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(b)	3,424,906	$1,634,022,653

		14,566,018,116

Broadline Retail — 4.2%
Amazon.com, Inc.(b)	132,078,619	35,869,911,348
eBay, Inc.	5,990,640	682,992,866

		36,552,904,214

Building Products — 0.5%
A O Smith Corp.	1,510,627	90,834,002
Allegion plc	1,159,543	182,512,068
Builders FirstSource, Inc.(a)(b)	1,451,687	96,450,084
Carrier Global Corp.	10,534,439	651,133,675
Johnson Controls International plc	8,232,368	1,207,359,091
Lennox International, Inc	426,923	177,548,737
Masco Corp.	2,721,685	194,546,044
Trane Technologies plc	2,982,171	1,356,738,696

		3,957,122,397

Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,215,216	663,313,501
Ares Management Corp., Class A	2,846,297	364,582,183
Bank of New York Mellon Corp. (The)	9,261,063	1,447,781,979
BlackRock, Inc.(c)	1,947,969	2,124,045,918
Blackstone, Inc., Class A	10,023,548	1,280,508,257
CBOE Global Markets, Inc.	1,413,422	438,485,907
Charles Schwab Corp. (The)	22,057,315	2,321,311,831
CME Group, Inc., Class A	4,889,455	1,309,347,154
Coinbase Global, Inc., Class A(a)(b)	3,000,862	438,906,076
FactSet Research Systems, Inc.	491,393	129,334,638
Franklin Resources, Inc.	4,136,455	140,060,366
Goldman Sachs Group, Inc. (The)	3,979,988	4,053,140,179
Interactive Brokers Group, Inc., Class A	6,010,785	528,888,972
Intercontinental Exchange, Inc.	7,630,479	1,163,495,438
Invesco Ltd.	5,981,516	177,052,874
KKR & Co., Inc.	9,328,391	946,178,699
Moody’s Corp.	2,026,863	969,610,722
Morgan Stanley	16,174,260	3,403,387,789
MSCI, Inc., Class A	981,982	561,929,380
Nasdaq, Inc.	6,028,455	567,820,177
Northern Trust Corp.	2,497,152	454,956,123
Raymond James Financial, Inc.	2,340,396	411,862,888
Robinhood Markets, Inc., Class A(a)(b)	10,675,238	924,048,601
S&P Global, Inc.	4,090,743	1,685,099,764
State Street Corp.	3,734,416	687,730,051
T. Rowe Price Group, Inc.	2,891,419	323,116,073

		27,515,995,540

Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,004,159	885,896,447
Albemarle Corp.	1,591,646	187,241,235
CF Industries Holdings, Inc.	2,072,590	259,467,542
Corteva, Inc.	9,024,329	710,304,936
Dow, Inc.	9,713,226	294,213,615
Ecolab, Inc.	3,417,392	948,770,541
International Flavors & Fragrances, Inc..	3,444,348	272,861,249
Linde plc.	6,238,486	2,984,366,933
LyondellBasell Industries NV, Class A	3,488,563	216,569,991
Mosaic Co. (The)	4,301,625	95,151,945
PPG Industries, Inc.	3,007,885	332,431,450
Sherwin-Williams Co. (The)	3,094,529	1,054,770,210

		8,242,046,094

Commercial Services & Supplies — 0.4%
Cintas Corp.	4,588,769	938,999,800
Copart, Inc.(a)(b)	11,957,598	348,205,254
Republic Services, Inc., Class A	2,698,057	568,075,901

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	3,976,165	$150,974,985
Veralto Corp.	3,313,982	312,077,685
Waste Management, Inc.	4,985,061	1,129,365,570

		3,447,699,195

Communications Equipment — 1.3%
Arista Networks, Inc.(a)(b)	13,931,570	2,512,558,650
Ciena Corp.(a)(b)	1,907,372	719,174,613
Cisco Systems, Inc.	53,294,368	6,181,613,744
F5, Inc.(b)	761,421	306,525,252
Lumentum Holdings, Inc.(b)	1,049,527	749,299,306
Motorola Solutions, Inc.	2,239,286	975,768,874

		11,444,940,439

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	473,805	819,535,770
EMCOR Group, Inc.	599,760	478,266,617
Quanta Services, Inc.	2,024,500	1,351,070,320

		2,648,872,707

Construction Materials — 0.2%
CRH plc	9,015,398	856,552,964
Martin Marietta Materials, Inc.	810,262	425,500,987
Vulcan Materials Co.	1,750,359	470,093,916

		1,752,147,867

Consumer Finance — 0.5%
American Express Co.	7,180,636	2,414,488,855
Capital One Financial Corp.	8,396,598	1,754,972,948
Synchrony Financial	4,538,929	344,005,429

		4,513,467,232

Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	498,246	433,972,266
Costco Wholesale Corp.	5,986,137	5,698,143,949
Dollar General Corp.	2,971,412	377,517,895
Dollar Tree, Inc.(b)	2,443,198	310,799,217
Kroger Co. (The)	7,653,740	441,926,948
Sysco Corp.	6,451,973	549,966,178
Target Corp.	6,131,908	885,999,387
Walmart, Inc.	59,151,890	6,577,690,168

		15,276,016,008

Containers & Packaging — 0.2%
Amcor plc	6,238,473	279,982,668
Avery Dennison Corp.	1,031,641	175,100,427
Ball Corp.	3,592,575	233,158,118
International Paper Co.	7,154,418	292,114,887
Packaging Corp. of America	1,194,288	293,603,762
Smurfit WestRock plc	7,071,468	325,075,384

		1,599,035,246

Distributors — 0.0%

Genuine Parts Co.	1,856,922	230,945,389

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	93,751,284	2,179,717,353
Comcast Corp., Class A	48,071,274	1,151,787,725
Verizon Communications, Inc.	56,339,037	2,637,230,322

		5,968,735,400

Electric Utilities — 1.4%
Alliant Energy Corp.	3,482,865	246,517,185
American Electric Power Co., Inc.	7,341,151	938,566,155
Constellation Energy Corp.	4,313,462	1,133,362,141
Duke Energy Corp.	10,518,640	1,319,353,015
Edison International	5,192,164	380,949,073
Entergy Corp.	6,177,948	664,870,764

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	3,110,228	$258,180,026
Eversource Energy	5,079,855	363,666,819
Exelon Corp.	13,805,949	632,588,583
FirstEnergy Corp.	7,024,436	339,350,503
NextEra Energy, Inc.	28,136,544	2,445,628,404
NRG Energy, Inc.	2,847,068	382,332,762
PG&E Corp.	29,713,665	516,423,498
Pinnacle West Capital Corp.	1,634,737	165,092,090
PPL Corp.	10,150,876	357,412,344
Southern Co. (The)	15,209,987	1,437,952,171
Xcel Energy, Inc.	8,423,141	658,689,626

		12,240,935,159

Electrical Equipment — 1.2%
AMETEK, Inc.	3,092,342	747,449,985
Eaton Corp. plc	5,239,436	2,175,413,827
Emerson Electric Co.	7,557,586	1,132,277,535
GE Vernova, Inc.(a)	3,625,556	3,590,351,851
Generac Holdings, Inc.(b)	794,746	156,652,384
Hubbell, Inc., Class B	713,228	337,035,891
Rockwell Automation, Inc.	1,501,658	720,915,973
Vertiv Holdings Co., Class A(a)	5,182,390	1,251,909,952

		10,112,007,398

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	16,598,969	2,667,454,318
CDW Corp.	1,723,491	254,749,205
Coherent Corp.(a)(b)	2,639,927	694,010,409
Corning, Inc. Flex Ltd.(b)	10,566,931 4,961,128	1,460,878,211 564,328,310
Jabil, Inc.	1,423,222	448,386,091
Keysight Technologies, Inc.(b)	2,314,283	738,441,420
TE Connectivity plc	3,938,727	810,156,757
Teledyne Technologies, Inc.(b)	625,161	409,836,797
Zebra Technologies Corp., Class A(a)(b)	642,969	188,917,151

		8,237,158,669

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	13,383,326	809,557,390
Halliburton Co. SLB Ltd.	11,272,052 20,172,192	363,523,677 1,000,339,001

		2,173,420,068

Entertainment — 1.0%
Electronic Arts, Inc.	3,038,991	637,762,651
Live Nation Entertainment, Inc.(a)(b)	2,135,149	371,793,496
Netflix, Inc.(a)(b)	56,814,972	4,074,201,642
Take-Two Interactive Software, Inc.(b)	2,348,425	570,479,401
TKO Group Holdings, Inc., Class A Walt Disney Co. (The)	850,021 23,429,712	154,542,318 2,253,703,997
Warner Bros Discovery, Inc.(b)	33,440,384	879,482,099

		8,941,965,604

Financial Services — 3.5%
Apollo Global Management, Inc.	6,222,902	781,534,262
Berkshire Hathaway, Inc., Class B(b)	24,736,637	12,653,779,291
Block, Inc., Class A(a)(b)	7,221,090	586,641,352
Corpay, Inc.(a)(b)	881,910	336,986,630
Fidelity National Information Services, Inc. Fiserv, Inc.(a)(b)	6,973,647 7,195,014	312,210,176 388,099,055
Global Payments, Inc.	3,137,062	263,764,173
Jack Henry & Associates, Inc.	958,398	147,631,628
Mastercard, Inc., Class A	10,886,807	6,239,229,092
PayPal Holdings, Inc.	11,902,119	680,920,228
Visa, Inc., Class A	22,394,034	8,199,127,668

		30,589,923,555

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.4%
Archer-Daniels-Midland Co.	6,507,763	$515,870,373
Bunge Global SA	1,832,215	194,636,200
General Mills, Inc.	7,200,556	257,419,877
Hershey Co. (The)	1,999,865	350,076,368
Hormel Foods Corp.	3,949,732	98,782,797
J M Smucker Co. (The)	1,438,967	171,611,204
Kraft Heinz Co. (The)	11,519,210	297,771,579
McCormick & Co., Inc. (Non-Voting), NVS	3,433,574	174,768,917
Mondelez International, Inc., Class A	17,319,646	1,079,187,142
Tyson Foods, Inc., Class A	3,806,543	220,627,232

		3,360,751,689

Gas Utilities — 0.0%
Atmos Energy Corp.	2,252,162	389,128,550

Ground Transportation — 0.9%
CSX Corp.	25,071,056	1,263,581,222
Fedex Freight Holding Co., Inc.(a)(b)	1,464,275	205,774,566
JB Hunt Transport Services, Inc.	1,004,880	273,076,140
Norfolk Southern Corp.	3,030,755	1,016,757,687
Old Dominion Freight Line, Inc.	2,468,970	523,767,296
Uber Technologies, Inc.(a)(b)	27,465,318	1,932,459,775
Union Pacific Corp.	8,010,637	2,340,147,387

		7,555,564,073

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	23,508,841	2,484,884,494
Align Technology, Inc.(b)	898,923	152,061,815
Baxter International, Inc.(a)	6,967,759	182,276,576
Becton Dickinson & Co.	3,717,607	615,710,071
Boston Scientific Corp.(a)(b)	20,054,817	937,161,598
Cooper Cos., Inc. (The)(a)(b)	2,632,229	190,362,801
Dexcom, Inc.(b)	5,212,103	434,949,995
Edwards Lifesciences Corp.(a)(b)	7,769,309	668,704,426
GE HealthCare Technologies, Inc	6,137,309	417,459,758
IDEXX Laboratories, Inc.(b)	1,064,467	595,111,566
Insulet Corp.(b)	934,334	154,492,127
Intuitive Surgical, Inc.(a)(b)	4,778,700	1,688,458,071
Medtronic plc	17,322,696	1,479,185,011
ResMed, Inc.	1,956,903	412,867,395
Solventum Corp.(a)(b)	1,986,481	169,724,937
STERIS plc	1,323,280	302,237,152
Stryker Corp.	4,657,102	1,516,818,121
Zimmer Biomet Holdings, Inc.	2,609,904	245,148,283

		12,647,614,197

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	3,159,927	726,878,008
Cencora, Inc.	2,625,052	817,283,690
Centene Corp.(b)	6,326,869	393,657,789
Cigna Group (The)	3,568,120	995,683,886
CVS Health Corp.	17,215,875	1,797,853,826
DaVita, Inc.(a)(b)	433,414	104,058,367
Elevance Health, Inc.	2,929,877	1,101,164,972
HCA Healthcare, Inc.	2,095,005	843,428,063
Henry Schein, Inc.(a)(b)	1,306,230	112,009,222
Humana, Inc.	1,620,136	589,502,685
Labcorp Holdings, Inc.	1,106,690	342,188,548
McKesson Corp.	1,621,979	1,388,722,200
Quest Diagnostics, Inc.	1,490,181	347,227,075
UnitedHealth Group, Inc.	12,253,333	5,077,781,195
Universal Health Services, Inc., Class B	719,016	121,111,055

		14,758,550,581

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc	2,109,229	108,519,832
Healthpeak Properties, Inc.	9,302,299	203,069,187

Security	Shares	Value

Health Care REITs (continued)
Ventas, Inc.	6,560,055	$613,430,743
Welltower, Inc.	9,524,327	2,232,883,222

		3,157,902,984

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	2,025,579	412,772,489

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,593,737	215,960,611

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(b)	5,639,024	854,424,916
Booking Holdings, Inc.	10,454,754	2,016,722,047
Carnival Corp. Ltd.	17,357,736	482,718,638
Chipotle Mexican Grill, Inc., Class A(a)(b)	17,307,758	644,194,753
Darden Restaurants, Inc.	1,545,750	314,683,785
Domino’s Pizza, Inc.	413,075	143,518,778
DoorDash, Inc., Class A(a)(b)	5,106,032	1,001,599,237
Expedia Group, Inc.	1,545,283	455,456,711
Hilton Worldwide Holdings, Inc.	3,071,276	984,313,245
Las Vegas Sands Corp.	4,022,832	196,676,257
Marriott International, Inc., Class A	2,952,823	1,100,900,999
McDonald’s Corp.	9,586,577	2,594,511,199
MGM Resorts International(b)	2,597,212	115,757,739
Norwegian Cruise Line Holdings Ltd.(a)(b)	6,160,644	114,156,733
Royal Caribbean Cruises Ltd.	3,365,359	1,071,193,770
Starbucks Corp.	15,377,098	1,618,439,565
Wynn Resorts Ltd.	1,131,775	112,396,575
Yum! Brands, Inc.	3,718,658	569,995,898

		14,391,660,845

Household Durables — 0.2%
DR Horton, Inc.	3,558,132	509,026,364
Garmin Ltd.	2,213,560	650,299,657
Lennar Corp., Class A	2,904,100	239,152,635
NVR, Inc.(b)	36,798	226,199,146
PulteGroup, Inc.	2,570,396	325,077,982

		1,949,755,784

Household Products — 0.7%
Church & Dwight Co., Inc.	3,197,231	315,918,395
Clorox Co. (The)	1,637,705	156,449,959
Colgate-Palmolive Co.	10,796,519	985,722,185
Kimberly-Clark Corp.	4,478,781	489,575,551
Procter & Gamble Co. (The)	31,419,790	4,539,845,457

		6,487,511,547

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	9,643,555	141,567,387
Vistra Corp.	4,276,287	633,702,971

		775,270,358

Industrial Conglomerates — 0.3%
3M Co.	7,037,144	1,240,507,744
DuPont de Nemours, Inc.	1,840,936	252,208,232
Honeywell International, Inc.(a)	4,283,050	1,040,995,303

		2,533,711,279

Industrial REITs — 0.2%
Prologis, Inc.	12,579,717	1,819,152,875

Insurance — 1.7%
Aflac, Inc.	6,180,538	787,894,984
Allstate Corp. (The)	3,473,605	917,309,608
American International Group, Inc.	7,153,687	562,136,725
Aon plc, Class A	2,881,580	1,038,953,669
Arch Capital Group Ltd.(b)	4,694,903	471,978,599
Arthur J Gallagher & Co.	3,465,959	864,479,494

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	679,238	$189,636,457
Brown & Brown, Inc.	3,932,643	276,858,067
Chubb Ltd.	4,867,205	1,706,831,449
Cincinnati Financial Corp.	2,087,205	370,854,584
Erie Indemnity Co., Class A, NVS	343,802	83,213,836
Everest Group Ltd.	533,927	199,768,787
Globe Life, Inc.	1,047,516	190,909,791
Hartford Insurance Group, Inc. (The)	3,698,436	524,845,053
Loews Corp.	2,276,545	264,101,985
Marsh & McLennan Cos., Inc.	6,500,621	1,233,102,798
MetLife, Inc.	7,292,427	701,021,008
Principal Financial Group, Inc.	2,652,022	301,534,901
Progressive Corp. (The)	7,884,515	1,666,944,161
Prudential Financial, Inc.	4,682,197	571,602,610
Travelers Cos., Inc. (The)	2,869,484	1,074,220,030
Willis Towers Watson plc	1,274,438	428,109,213
WR Berkley Corp.	3,968,201	287,853,301

		14,714,161,110

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A(a)	79,115,850	28,175,527,661
Alphabet, Inc., Class C, NVS	63,771,205	22,744,000,263
Meta Platforms, Inc., Class A	29,630,817	16,495,772,132

		67,415,300,056

IT Services — 0.6%
Accenture plc, Class A	8,283,754	1,374,440,464
Akamai Technologies, Inc.(a)(b)	1,962,057	225,989,725
Cognizant Technology Solutions Corp., Class A	6,393,331	353,870,871
Gartner, Inc.(a)(b)	903,430	136,435,999
GoDaddy, Inc., Class A(a)(b)	1,786,585	147,822,043
International Business Machines Corp.	12,681,204	2,836,151,274
VeriSign, Inc.	1,105,392	320,585,788

		5,395,296,164

Leisure Products — 0.0%

Hasbro, Inc.	1,805,076	169,568,839

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,812,799	527,576,998
Bio-Techne Corp.	2,119,454	152,791,439
Charles River Laboratories International, Inc.(a)(b)	649,913	151,111,272
Danaher Corp.	8,499,074	1,657,149,448
IQVIA Holdings, Inc.(a)(b)	2,251,903	529,242,243
Mettler-Toledo International, Inc.(b)	272,883	386,484,193
Revvity, Inc.(a)	1,505,370	169,384,232
Thermo Fisher Scientific, Inc.(a)	5,014,123	2,879,610,839
Waters Corp.(a)(b)	1,324,720	499,830,103
West Pharmaceutical Services, Inc.	953,167	324,991,820

		7,278,172,587

Machinery — 1.8%
Caterpillar, Inc.	6,214,824	5,063,900,743
Cummins, Inc.	1,861,646	1,180,655,893
Deere & Co.	3,389,322	2,008,749,470
Dover Corp.	1,816,684	371,729,880
Fortive Corp.	4,113,185	243,541,684
IDEX Corp.	998,635	230,135,436
Illinois Tool Works, Inc.	3,532,298	1,013,592,911
Ingersoll Rand, Inc.(a)	4,804,940	400,635,897
Nordson Corp.	716,573	213,381,108
Otis Worldwide Corp.	5,177,289	372,505,944
PACCAR, Inc.	7,101,042	942,166,253
Parker-Hannifin Corp.	1,700,972	1,661,050,187
Pentair plc	2,180,541	142,694,603
Snap-on, Inc.	698,846	286,813,387
Stanley Black & Decker, Inc.	2,098,753	198,500,059

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	2,289,713	$665,985,923
Xylem, Inc.	3,206,952	375,117,175

		15,371,156,553

Media — 0.3%
AppLovin Corp., Class A(a)(b)	3,629,763	1,437,023,172
Charter Communications, Inc., Class A(a)(b)	1,128,727	163,642,840
EchoStar Corp., Class A(a)(b)	1,838,580	154,606,192
Fox Corp., Class A, NVS	2,691,560	156,729,539
Fox Corp., Class B	1,876,224	97,451,074
News Corp., Class A, NVS	4,923,292	135,685,927
News Corp., Class B(a)	1,625,617	50,833,044
Omnicom Group, Inc.	3,845,768	302,661,942
Paramount Skydance Corp., Class B, NVS(a) .	4,223,087	33,615,773
Trade Desk, Inc. (The), Class A(a)(b)	5,761,162	103,931,362

		2,636,180,865

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	19,396,767	1,214,819,517
Newmont Corp.	14,404,476	1,349,843,446
Nucor Corp.	3,072,483	790,519,151
Steel Dynamics, Inc.	1,829,239	459,614,591

		3,814,796,705

Multi-Utilities — 0.6%
Ameren Corp.	3,734,221	409,307,964
CenterPoint Energy, Inc.	8,839,747	371,622,964
CMS Energy Corp.	4,168,518	300,091,611
Consolidated Edison, Inc.	4,972,238	541,228,106
Dominion Energy, Inc.	11,865,957	820,768,246
DTE Energy Co.	2,806,909	398,216,180
NiSource, Inc.	6,469,159	287,424,734
Public Service Enterprise Group, Inc. Sempra	6,723,948 8,820,004	515,592,332 781,011,354
WEC Energy Group, Inc.	4,394,595	480,856,585

		4,906,120,076

Office REITs — 0.0%

BXP, Inc.	1,997,816	140,086,858

Oil, Gas & Consumable Fuels — 3.1%
APA Corp.	4,768,821	177,972,400
Chevron Corp.	25,259,352	4,971,798,254
ConocoPhillips	16,437,815	1,980,427,951
Devon Energy Corp.	15,556,152	702,049,140
Diamondback Energy, Inc.	2,619,146	531,555,681
EOG Resources, Inc.	7,186,903	1,068,620,607
EQT Corp.	8,450,783	450,342,226
Expand Energy Corp. ExxonMobil Holdings Corp.(b)	3,226,996 55,925,739	303,434,434 8,693,096,870
Kinder Morgan, Inc.	26,416,412	850,080,138
Marathon Petroleum Corp.	3,939,260	1,246,657,612
Occidental Petroleum Corp.	9,796,710	559,098,240
ONEOK, Inc.	8,500,590	771,938,578
Phillips 66	5,409,610	1,145,106,245
Targa Resources Corp.	2,896,312	783,075,875
Texas Pacific Land Corp.(a)	782,021	314,826,014
Valero Energy Corp.	4,006,754	1,253,713,327
Williams Cos., Inc. (The)	16,501,519	1,180,518,669

		26,984,312,261

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	8,816,772	770,938,544
Southwest Airlines Co.	6,594,735	296,565,233
United Airlines Holdings, Inc.(b)	4,380,089	531,436,198

		1,598,939,975

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos., Inc (The), Class A	3,336,787	$279,956,430
Kenvue, Inc.	25,905,876	498,429,054

		778,385,484

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	27,552,853	1,799,476,830
Eli Lilly & Co.	10,673,648	12,262,313,768
Johnson & Johnson	32,479,402	8,326,094,703
Merck & Co., Inc.	33,324,671	4,338,872,164
Pfizer, Inc.	76,867,925	1,922,466,804
Viatris, Inc.	15,712,919	275,918,858
Zoetis, Inc., Class A	5,656,755	437,210,594

		29,362,353,721

Professional Services — 0.4%
Automatic Data Processing, Inc.	5,393,139	1,437,055,818
Broadridge Financial Solutions, Inc.	1,560,325	240,212,034
Equifax, Inc.	1,606,403	277,297,286
Jacobs Solutions, Inc.	1,591,810	214,782,923
Leidos Holdings, Inc.	1,697,065	196,180,714
Paychex, Inc.	4,350,463	508,308,097
Verisk Analytics, Inc., Class A	1,767,687	344,433,812

		3,218,270,684

Real Estate Management & Development — 0.1%(b)
CBRE Group, Inc., Class A	3,950,681	579,999,478
CoStar Group, Inc.(a)	5,509,462	158,452,128

		738,451,606

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,874,639	347,951,745
Camden Property Trust	1,355,897	150,246,947
Equity Residential	4,600,159	305,680,565
Essex Property Trust, Inc.	866,762	246,281,755
Invitation Homes, Inc.	7,374,245	219,162,561
Mid-America Apartment Communities, Inc.	1,570,645	207,859,159
UDR, Inc.	3,989,523	152,240,198

		1,629,422,930

Retail REITs — 0.3%
Federal Realty Investment Trust	1,063,156	131,927,028
Kimco Realty Corp.	9,099,272	231,849,451
Realty Income Corp.	12,581,729	803,595,031
Regency Centers Corp.	2,230,828	179,113,180
Simon Property Group, Inc.	4,374,970	1,003,486,869

		2,349,971,559

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(b)	22,001,207	10,475,874,713
Analog Devices, Inc.	6,587,337	2,420,253,487
Applied Materials, Inc.	10,707,596	5,435,925,261
Broadcom, Inc.	63,882,877	24,868,326,359
First Solar, Inc.(a)(b)	1,449,414	305,869,836
Intel Corp.(b)	63,744,826	5,749,783,305
KLA Corp.	17,624,848	3,222,174,711
Lam Research Corp.	16,873,526	4,944,280,589
Marvell Technology, Inc.(a)	11,813,546	2,215,748,688
Microchip Technology, Inc.	7,301,720	542,444,779
Micron Technology, Inc.	15,217,044	12,524,083,723
Monolithic Power Systems, Inc.	663,282	945,860,031
NVIDIA Corp.	326,798,161	65,604,730,821
NXP Semiconductors NV	3,406,708	780,681,205
ON Semiconductor Corp.(b)	5,287,966	431,550,905
Qnity Electronics, Inc.(a)	2,824,808	370,558,313
QUALCOMM, Inc.	14,221,503	2,099,236,058
Skyworks Solutions, Inc.	2,036,030	126,803,948
Teradyne, Inc.(a)	2,112,165	776,621,949

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	12,279,513	$3,385,952,915

		147,226,761,596

Software — 8.4%
Adobe, Inc.(b)	5,453,754	1,365,674,539
Autodesk, Inc.(b)	2,849,132	667,266,714
Cadence Design Systems, Inc.(b)	3,721,189	1,265,278,684
Crowdstrike Holdings, Inc., Class A(b)	13,737,624	2,621,962,917
Datadog, Inc., Class A(b)	4,463,438	1,196,067,481
Fair Isaac Corp.(a)(b)	312,482	350,907,912
Fortinet, Inc.(b)	8,402,540	1,360,791,353
Gen Digital, Inc.	7,458,781	204,743,539
Intuit, Inc.	3,731,599	1,179,446,496
Microsoft Corp.	100,228,970	46,578,406,939
Oracle Corp.	22,894,851	2,973,354,299
Palantir Technologies, Inc., Class A(a)(b)	30,980,289	3,812,434,364
Palo Alto Networks, Inc.(a)(b)	10,942,136	3,630,928,989
PTC, Inc.(a)(b)	1,558,352	213,805,894
Roper Technologies, Inc.	1,361,933	533,836,878
Salesforce, Inc.	11,038,109	2,031,232,818
ServiceNow, Inc.(a)(b)	13,914,613	1,547,722,404
Synopsys, Inc.(b)	2,584,361	1,004,696,182
Trimble, Inc.(a)(b)	3,145,728	177,985,290
Tyler Technologies, Inc.(a)(b)	569,375	176,278,500
Workday, Inc., Class A(a)(b)	2,748,241	440,652,962

		73,333,475,154

Specialized REITs — 0.7%
American Tower Corp.	6,286,276	1,089,788,807
Crown Castle, Inc.	5,889,141	449,341,458
Digital Realty Trust, Inc.	4,693,666	884,849,914
Equinix, Inc.	1,330,405	1,356,055,209
Extra Space Storage, Inc.	2,850,637	422,008,302
Iron Mountain, Inc.	4,014,437	491,045,934
Public Storage	2,262,943	733,578,232
SBA Communications Corp., Class A	1,431,374	259,050,067
VICI Properties, Inc., Class A	14,745,072	388,532,647
Weyerhaeuser Co.	9,728,638	243,507,809

		6,317,758,379

Specialty Retail — 1.5%
AutoZone, Inc.(a)(b)	222,691	671,691,729
Best Buy Co., Inc.	2,638,371	227,585,883
Carvana Co., Class A(b)	9,664,272	602,664,002
Home Depot, Inc. (The)	13,439,042	4,461,224,382
Lowe’s Cos., Inc.	7,557,106	1,570,442,198
O’Reilly Automotive, Inc.(b)	11,181,779	999,091,954
Ross Stores, Inc.	4,346,389	1,091,247,886
TJX Cos., Inc. (The)	14,920,504	2,347,592,099
Tractor Supply Co.	7,076,329	217,738,643
Ulta Beauty, Inc.(a)(b)	587,455	301,264,548
Williams-Sonoma, Inc.	1,588,270	363,173,818

		12,853,717,142

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	198,170,343	61,216,800,656
Dell Technologies, Inc., Class C(a)	3,903,010	1,582,163,164
Hewlett Packard Enterprise Co.	17,902,481	857,528,840
HP, Inc.	12,340,011	336,512,100
NetApp, Inc	2,662,758	475,302,303
Sandisk Corp.(b)	1,998,048	2,427,288,652
Seagate Technology Holdings plc	3,025,134	2,589,907,971
Super Micro Computer, Inc.(a)(b)	7,593,181	215,646,340
Western Digital Corp.	4,650,344	2,533,693,425

		72,234,843,451

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)(b)	1,921,827	$186,186,600
Lululemon Athletica, Inc.(b)	1,413,013	167,964,855
NIKE, Inc., Class B	16,184,155	675,041,105
Ralph Lauren Corp., Class A	521,142	198,211,148
Tapestry, Inc.	2,725,721	415,318,109

		1,642,721,817

Tobacco — 0.6%
Altria Group, Inc.	22,531,475	1,539,575,687
Philip Morris International, Inc.	21,029,064	4,012,765,992

		5,552,341,679

Trading Companies & Distributors — 0.3%
Fastenal Co.	15,489,696	739,013,396
United Rentals, Inc.	844,904	911,871,091
WW Grainger, Inc.	585,845	809,766,676

		2,460,651,163

Water Utilities — 0.0%
American Water Works Co., Inc.	2,635,281	353,575,652

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	6,278,321	1,084,328,820

Total Common Stocks — 99.8% (Cost: $796,768,635,865)		868,600,803,572

Rights

Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR (b)(d)	2,843,388	28,434

Total Rights — 0.0% (Cost: $28,434)		28,434

Total Long-Term Investments — 99.8% (Cost: $796,768,664,299)		868,600,832,006

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%(c)(e)
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%	1,034,257,726	$1,034,568,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%	1,429,432,569	1,429,432,569

Total Short-Term Securities — 0.3% (Cost: $2,463,455,780)		2,464,000,572

Total Investments — 100.1% (Cost: $799,232,120,079)		871,064,832,578

Liabilities in Excess of Other Assets — (0.1)%		(477,145,960)

Net Assets — 100.0%		$870,587,686,618

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5,259	09/18/26	$1,977,187	$6,736,482

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$868,600,803,572	$—	$—	$868,600,803,572
Rights	—	—	28,434	28,434
Short-Term Securities
Money Market Funds	2,464,000,572	—	—	2,464,000,572

	$871,064,804,144	$—	$28,434	$871,064,832,578

Derivative Financial Instruments(a)
Assets
Equity contracts	$6,736,482	$—	$—	$6,736,482

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S

Statement of Assets and Liabilities (unaudited) July 31, 2026

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$866,476,786,088
Investments, at value — affiliated(c)	4,588,046,490
Cash	69,159
Cash pledged:
Futures contracts	141,947,000
Receivables:
Securities lending income — affiliated	299,678
Capital shares sold	4,104,647
Dividends — unaffiliated	415,467,268
Dividends — affiliated	3,896,866
Variation margin on futures contracts	11,942,050

Total assets	871,642,559,246

LIABILITIES
Collateral on securities loaned	1,032,421,304
Payables:
Investment advisory fees	22,451,324

Total liabilities	1,054,872,628

Commitments and contingent liabilities

NET ASSETS	$870,587,686,618

NET ASSETS CONSIST OF:
Paid-in capital	$774,948,067,863
Accumulated earnings	95,639,618,755

NET ASSETS	$870,587,686,618

NET ASSET VALUE

Shares outstanding	1,160,600,000

Net asset value	$750.12

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$794,745,546,342
(b) Securities loaned, at value	$1,008,611,368
(c) Investments, at cost — affiliated	$4,486,573,737

2 0 2 6 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

MSCI	Morgan Stanley Capital International

Nasdaq	National Association of Securities Dealers Automated Quotations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y  O F  T E R M S  U S E D  I N  T H E S E  F I N A N C I A L  S T A T E M E N T S

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	September 23, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date:	September 23, 2026